                             Hartford Mutual Funds
                         PROSPECTO -- 1 DE MAYO DE 1997

The Hartford Mutual Funds es una familia de fondos compuesta por doce companias de inversion de administracion abierta diversificadas y separadas (cada una de ellas un "Fondo" y en conjunto, los "Fondos"). Los Fondos cumplen la funcion de vehiculos subyacentes de inversion para ciertas cuentas separadas de anualidades variables y de seguros de vida variables de Hartford Life Insurance Company e ITT Hartford Life and Annuity Insurance Company (colectivamente, "The Hartford Life Insurance Companies"). A continuacion se describen los Fondos, los cuales tienen diferentes objetivos y politicas de inversion.

--------------------------------------------------------------------------------
                               FONDOS ACCIONARIOS

NOMBRE DEL FONDO                           OBJETIVO                                    ESTILO DE INVERSION
------------------------------  ------------------------------  -----------------------------------------------------------------
Capital Appreciation            Crecimiento del capital         Acciones: Invierte en companias pequenas, medianas y grandes; la cartera esta compuesta principalmente por una combinacion de acciones de crecimiento y de valor y esta diversificada
                                                                ampliamente a traves de la industria.
Dividend and Growth             Alto nivel de ingreso,          Acciones: Invierte principalmente en grandes companias
                                crecimiento del capital         estadounidenses reconocidas que a lo largo de la historia han pagado dividendos por encima del promedio y que cuentan con la capacidad de sostener y aumentar potencialmente los dividendos;
                                                                la cartera esta diversificada ampliamente a traves de la
                                                                industria.
Index                           Seguir el rendimiento del       Acciones: Busca resultados de inversion que se aproximen al
                                mercado accionario general      rendimiento en cuanto a precio y rentabilidad de las acciones comunes que se negocian publicamente, de manera agregada; intenta acercarse al rendimiento de capital y el ingreso de dividendo del
                                                                Indice Accionario Compuesto de Standard & Poor's 500.
International Opportunities     Crecimiento del capital         Acciones internacionales: Invierte principalmente en grandes companias de alta calidad dentro de mercados establecidos fuera de los EE.UU., y de forma mas limitada, en companias mas pequenas
                                                                y en mercados emergentes; la cartera esta ampliamente
                                                                diversificada a traves de la industria y de losdiferentes paises.
Small Company                   Crecimiento del capital         Acciones: Invierte principalmente en acciones de companias con capitalizacion de mercado por debajo de los US$2 mil millones; la cartera esta ampliamente diversificada a traves de la industria.
Stock                           Crecimiento del capital; el     Acciones: Invierte principalmente en grandes companias
                                ingreso es secundario           estadounidenses de alta calidad; la cartera esta ampliamente diversificada a traves de industrias donde se espera un
                                                                crecimiento mas rapido que el de la economia en general.

--------------------------------------------------------------------------------
                        FONDOS DE ASIGNACION DE ACTIVOS

NOMBRE DEL FONDO                           OBJETIVO                                    ESTILO DE INVERSION
------------------------------  ------------------------------  -----------------------------------------------------------------
Advisers                        Rendimiento total a largo       Asignacion de activos: Invierte en una combinacion de acciones,
                                plazo                           bonos e instrumentos del mercado de dinero; los activos de la cartera se asignan gradual-mente entre las clases de activos en base a la vision del administrador de la cartera sobre la
                                                                economia y la valuacion de los sectores del mercado; no se utiliza el seguimiento oportunista del mercado a corto plazo.
International Advisers          Rendimiento total a largo       Asignacion internacional de activos: Invierte en una combinacion
                                plazo                           de acciones, bonos e instrumentos del mercado de dinero; los activos de la cartera estan diversificados entre un minimo de cinco paises y se asignan gradualmente entre las clases de activos en base a la vision del administrador de cartera sobre la economia y la valuacion de los sectores del mercado; no se utiliza el seguimiento oportunista del mercado a corto plazo.

--------------------------------------------------------------------------------
                                FONDOS DE BONOS

NOMBRE DEL FONDO                           OBJETIVO                                    ESTILO DE INVERSION
------------------------------  ------------------------------  -----------------------------------------------------------------
Bond                            Alto nivel de ingresos,         Bonos: Invierte principalmente en bonos de grado de inversion;
                                rendimiento total               hasta el 20% puede estar invertido en el escalon de mas alta calidad de la categoria de clasificacion de alta rentabilidad.
Mortgage Securities             Ingreso corriente maximo        Valores hipotecarios: Invierte principalmente en valores
                                consistente con la              hipotecarios de alta calidad, incluyendo valores emitidos o
                                preservacion del principal      garantizados por agencias y dependencias gubernamentales o corporaciones patrocinadas por el gobierno.

--------------------------------------------------------------------------------
                          FONDOS DEL MERCADO DE DINERO

       NOMBRE DEL FONDO                    OBJETIVO                                    ESTILO DE INVERSION
------------------------------  ------------------------------  -----------------------------------------------------------------
Money Market                    Maximo ingreso corriente        Mercado de dinero: Invierte en instrumentos del mercado de dinero
                                consistente con la              a corto plazo.
                                preservacion del capital
U.S. Government Money Market    Maximo ingreso corriente        Mercado de dinero: Invierte en instrumentos del mercado de dinero
                                consistente con la              a corto plazo emitidos o garantizados por agencias o dependencias
                                preservacion del capital        del gobierno de los Estados Unidos.

NINGUNA INVERSION EN CUALQUIERA DE LOS FONDOS DEL MERCADO DE DINERO ESTA ASEGURADA NI GARANTIZADA POR EL GOBIERNO DE LOS EE.UU. SI BIEN CADA FONDO DEL MERCADO DE DINERO TIENE POR OBJETIVO MANTENER UN VALOR DE ACTIVO NETO ESTABLE DE US$1.00 POR ACCION, NO PUEDE OFRECERSE SEGURIDAD DE QUE TALES FONDOS DEL MERCADO DE DINERO ALCANCEN DICHO OBJETIVO.
--------------------------------------------------------------------------------

EL PRESENTE PROSPECTO PRESENTA DE MANERA CONCISA LA INFORMACION ACERCA DE UN FONDO QUE TODO INVERSIONISTA POTENCIAL DEBE CONOCER ANTES DE INVERTIR. POR FAVOR, LEA Y GUARDELO PARA SU REFERENCIA EN EL FUTURO. CIERTA INFORMACION ADICIONAL ACERCA DE LOS FONDOS HA SIDO REGISTRADA EN LA COMISION DE VALORES Y BOLSA EN UNA DECLARACION DE INFORMACION ADICIONAL CON FECHA DEL 1 DE MAYO DE 1997 ("DIA"), LA CUAL HA SIDO INCORPORADA COMO REFERENCIA AL PRESENTE PROSPECTO. PARA OBTENER UNA COPIA GRATUITA LLAME AL 1-800-862-6668 O ESCRIBA A "HARTFORD FAMILY OF FUNDS, C/O INDIVIDUAL ANNUITY OPERATIONS," P.O. BOX 2999, HARTFORD, CT 06104-2999.
--------------------------------------------------------------------------------

ESTOS VALORES NO HAN SIDO APROBADOS NI DESAPROBADOS POR LA COMISION DE VALORES Y BOLSA NI POR NINGUNA COMISION ESTATAL DE VALORES, NI NINGUNA DE TALES COMISIONES HA APROBADO LA EXACTITUD O ADECUACION DE ESTE PROSPECTO. CUALQUIER DECLARACION EN CONTRARIO CONSTITUYE UN DELITO.
--------------------------------------------------------------------------------

NINGUN CORREDOR, VENDEDOR, O PERSONA ALGUNA HA SIDO AUTORIZADA PARA PROPORCIONAR INFORMACION O HACER DECLARACIONES, CON EXCEPCION DE AQUELLAS CONTENIDAS EN EL PRESENTE PROSPECTO, EN CONEXION CON LA OFERTA CONTENIDA EN EL PRESENTE PROSPECTO Y, EN CASO DE QUE SE OFREZCAN O SE ENUNCIEN, TALES OTRAS INFORMACIONES O DECLARACIONES NO DEBEN CONSIDERARSE COMO AUTORIZADAS POR LOS FONDOS. ESTE PROSPECTO NO CONSTITUYE UNA OFERTA POR PARTE DE LOS FONDOS PARA VENDER O UNA SOLICITACION DE CUALQUIER OFERTA PARA COMPRAR CUALQUIERA DE LOS VALORES OFRECIDOS POR ESTE MEDIO EN CUALQUIER JURISDICCION, A CUALQUIER PERSONA A LA QUE SEA ILEGAL PROPONER TAL OFERTA POR PARTE DE LOS FONDOS.
--------------------------------------------------------------------------------

2                                                          HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     INDICE

                                                                        PAGINA
                                                                        -----
Aspectos Financieros Destacados.......................................     3
Introduccion de los Hartford Mutual Funds.............................    15
Objetivos de Inversion y Estilos de los Fondos........................    15
Politicas de Inversion Comunes y Factores de Riesgo...................    21
Administracion de los Fondos..........................................    27
Servicios Administrativos para los Fondos.............................    30
Gastos de los Fondos..................................................    30
Informacion Relativa al Rendimiento...................................    31
Dividendos............................................................    31
Determinacion del Valor de Activo Neto................................    31
Compra de Acciones del Fondo..........................................    32
Venta y Rescate de Acciones...........................................    32
Impuestos Federales Sobre la Renta....................................    32
Propiedad y Capitalizacion de los Fondos..............................    32
Informacion General...................................................    33
Apendice A: Descripcion de la Clasificacion de Valores................    34
Apendice B: Distribucion de Calidad de Credito........................    36

    Existe la posibilidad de que un Fondo individual sea responsable por alguna declaracion erronea, inexacta o incompleta en el presente Prospecto concerniente a otros(s) Fondo(s).

    Puede encontrar informacion adicional acerca del rendimiento de cada Fondo, incluyendo una Discusion y Analisis de Resultados de la Administracion en los informes anuales y semianuales a los accionistas, los cuales se pueden obtener gratuitamente llamando al 1-800-862-6668.

HARTFORD CAPITAL APPRECIATION FUND, INC.                                       3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        ASPECTOS FINANCIEROS DESTACADOS

    La siguiente informacion, en lo que respecta a cada uno de los cinco anos del periodo finalizado el 31 de diciembre de 1996, ha sido auditada por Arthur Andersen LLP, contadores publicos independientes, cuyo informe al respecto se incluye en la Declaracion de Informacion Adicional, la cual ha sido incorporada como referencia al presente prospecto.

                                    (PARA UNA ACCION EN CIRCULACION DURANTE EL TRANSCURSO DEL PERIODO INDICADO)
                  ----------------------------------------------------------------------------------------------------------------
                     ANO         ANO         ANO         ANO         ANO        ANO        ANO        ANO        ANO        ANO
                    FINAL.      FINAL.     FINAL.      FINAL.      FINAL.      FINAL.     FINAL.     FINAL.     FINAL.     FINAL.
                   31/12/96    31/12/95   31/12/94    31/12/93    31/12/92    31/12/91   31/12/90   31/12/89   31/12/88   31/12/87
                  ----------  ----------  ---------   ---------   ---------   --------   --------   --------   --------   --------
VALOR DE ACTIVO
 NETO AL INICIO
 DEL PERIODO....  $    3.490  $    2.860  $   3.052   $  2.634    $  2.607    $ 1.709    $ 2.020    $ 1.678    $ 1.341    $ 1.482
INGRESO NETO DE
 INVERSION......       0.022       0.030      0.011      0.003       0.008    $ 0.021    $ 0.029    $ 0.023    $ 0.015    $ 0.025
GANANCIAS
 (PERDIDAS)
 NETAS
 REALIZADAS Y NO
 REALIZADAS
 SOBRE
 INVERSIONES....       0.655       0.785      0.070      0.526       0.388      0.898     (0.246)     0.376      0.337     (0.075)
                  ----------  ----------  ---------   ---------   ---------   --------   --------   --------   --------   --------
TOTAL DE
 OPERACIONES DE
 INVERSION......       0.677       0.815      0.081      0.529       0.396      0.919     (0.217)     0.399      0.352     (0.050)
DIVIDENDOS DE
 INGRESO NETO DE
 INVERSION......      (0.025)     (0.030)    (0.011)    (0.003)     (0.008)    (0.021)    (0.029)    (0.023)    (0.015)    (0.025)
DISTRIBUCION DE
 GANANCIAS NETAS
 REALIZADAS
 SOBRE
 VALORES........      (0.228)     (0.155)    (0.262)    (0.108)     (0.361)     0.000     (0.065)    (0.034)     0.000     (0.066)
RENDIMIENTO DEL
 CAPITAL........       0.000       0.000      0.000      0.000       0.000      0.000      0.000      0.000      0.000      0.000
                  ----------  ----------  ---------   ---------   ---------   --------   --------   --------   --------   --------
TOTAL DE
DISTRIBUCIONES...     (0.253)     (0.185)    (0.273)    (0.111)     (0.369)    (0.021)    (0.094)    (0.057)    (0.015)    (0.091)
                  ----------  ----------  ---------   ---------   ---------   --------   --------   --------   --------   --------
AUMENTO
 (DESCENSO) NETO
 EN ACTIVOS
 NETOS..........       0.424       0.630     (0.192)     0.418       0.027      0.898     (0.311)     0.342      0.337     (0.141)
VALOR DE ACTIVO
 NETO AL FINAL
 DEL PERIODO....  $    3.914  $    3.490  $   2.860   $  3.052    $  2.634    $ 2.607    $ 1.709    $ 2.020    $ 1.678    $ 1.341
                  ----------  ----------  ---------   ---------   ---------   --------   --------   --------   --------   --------
                  ----------  ----------  ---------   ---------   ---------   --------   --------   --------   --------   --------
RENDIMIENTO
 TOTAL..........       20.70%      30.25%      2.50%     20.80%      16.98%     53.99%    (10.90)%    24.11%     26.37%     (4.31)%
ACTIVOS NETOS
 (EN MILES).....  $3,386,670  $2,157,892  $1,158,644  $778,904    $300,373    $158,046   $56,032    $59,922    $34,226    $26,123
PROPORCION DE
 GASTOS DE
 OPERACION SOBRE
 ACTIVOS NETOS
 PROMEDIO.......        0.65%       0.68%      0.72%      0.76%       0.87%      0.92%      0.96%      0.94%      0.97%      1.01%
PROPORCION DE
 INGRESO NETO DE
 INVERSION SOBRE
 ACTIVOS NETOS
 PROMEDIO.......        0.60%       0.95%      0.40%      0.12%       0.36%      0.92%      1.58%      1.25%      0.91%      1.27%
TASA DE
 VARIACION DE LA
 CARTERA........        85.4%       78.6%      73.3%      91.4%      100.3%     107.2%      51.8%      35.0%      48.9%      68.7%
TASA DE COMISION
 PROMEDIO*......  $  0.06650

------------------------
*  No requerida para los anos anteriores a 1996.

4                                        HARTFORD DIVIDEND AND GROWTH FUND, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        ASPECTOS FINANCIEROS DESTACADOS

    La siguiente informacion ha sido auditada por Arthur Andersen LLP, contadores publicos independientes, cuyo informe al respecto esta incluido en la Declaracion de Informacion Adicional, la cual ha sido incorporada como referencia al presente prospecto.

                                                             (PARA UNA ACCION
                                                          EN CIRCULACION DURANTE
                                                    EL TRANSCURSO DEL PERIODO INDICADO)
                                                    -----------------------------------
                                                       ANO         ANO
                                                     FINAL.      FINAL.      08/03/94-
                                                    31/12/96    31/12/95    31/12/94(A)
                                                    ---------   ---------   -----------
VALOR DE ACTIVO NETO AL INICIO DEL PERIODO........  $  1.371    $  0.994     $ 1.000
INGRESO NETO DE INVERSION.........................     0.034       0.033       0.024
GANANCIAS (PERDIDAS) NETAS REALIZADAS Y NO
 REALIZADAS SOBRE LAS INVERSIONES.................     0.258       0.323      (0.005)
                                                    ---------   ---------   -----------
TOTAL DE OPERACIONES DE INVERSION.................     0.292       0.356       0.019
DIVIDENDOS DE INGRESO NETO DE INVERSION...........    (0.034)     (0.033)     (0.024)
DISTRIBUCION DE GANANCIAS NETAS REALIZADAS SOBRE
 VALORES..........................................    (0.028)      0.000      (0.001)
RENDIMIENTO DEL CAPITAL...........................     0.000       0.000       0.000
                                                    ---------   ---------   -----------
TOTAL DE DISTRIBUCIONES...........................    (0.062)     (0.033)     (0.025)
                                                    ---------   ---------   -----------
AUMENTO (DESCENSO) NETO DE LOS ACTIVOS NETOS......     0.230       0.323      (0.006)
VALOR DE ACTIVO NETO AL FINAL DEL PERIODO.........  $  1.547    $  1.817     $ 0.994
                                                    ---------   ---------   -----------
                                                    ---------   ---------   -----------
RENDIMIENTO TOTAL.................................     22.91%      36.37%       1.96%
ACTIVOS NETOS (EN MILES)..........................  $879,980    $265,070     $55,066
PROPORCION DE GASTOS DE OPERACION SOBRE ACTIVOS
 NETOS PROMEDIO...................................      0.73%       0.77%       0.83%*
PROPORCION DE INGRESO NETO DE INVERSION SOBRE
 ACTIVOS NETOS PROMEDIO...........................      2.52%       2.91%       3.52%*
TASA DE VARIACION DE LA CARTERA...................      56.9%       41.4%       27.8%
TASA DE COMISION PROMEDIO**.......................  $0.07150

------------------------
(a) El Fondo fue declarado vigente por la Comision de Valores y Bolsa el 8 de marzo de 1994.

 * Anualizado. Se renuncio a las tarifas de administracion hasta que los activos (excluyendo los activos contribuidos por las companias afiliadas a HL Advisors) alcanzaron los US$20 millones. La proporcion de gastos de operacion sobre activos netos promedio habria sido mayor si no se hubiera renunciado a las tarifas de administracion. La proporcion de ingreso neto de inversion sobre activos netos promedio habria sido menor si no se hubiera renunciado a las tarifas de administracion.

 **  No requerida para los anos anteriores a 1996.

HARTFORD INDEX FUND, INC.                                                      5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        ASPECTOS FINANCIEROS DESTACADOS

    La siguiente informacion, en lo que respecta a cada uno de los cinco anos del periodo finalizado el 31 de diciembre de 1996, ha sido auditada por Arthur Andersen LLP, contadores publicos independientes, cuyo informe al respecto se incluye en la Declaracion de Informacion Adicional, la cual ha sido incorporada como referencia al presente prospecto.

                                       (PARA UNA ACCION EN CIRCULACION DURANTE EL TRANSCURSO DEL PERIODO INDICADO)
                           ----------------------------------------------------------------------------------------------------
                              ANO         ANO         ANO         ANO        ANO        ANO        ANO        ANO        ANO
                            FINAL.      FINAL.      FINAL.      FINAL.      FINAL.     FINAL.     FINAL.     FINAL.     FINAL.
                           31/12/96    31/12/95    31/12/94    31/12/93    31/12/92   31/12/91   31/12/90   31/12/89   31/12/88
                           ---------   ---------   ---------   ---------   --------   --------   --------   --------   --------
VALOR DE ACTIVO NETO AL
 INICIO DEL PERIODO......  $  2.028    $  1.522    $  1.546    $  1.450    $ 1.390    $ 1.134    $ 1.220    $ 0.960    $ 0.854
INGRESO NETO DE
 INVERSION...............     0.044       0.044       0.038       0.035      0.033      0.036      0.037      0.029      0.030
GANANCIAS (PERDIDAS)
 NETAS REALIZADAS Y NO
 REALIZADAS SOBRE
 INVERSIONES.............     0.393       0.507      (0.024)      0.096      0.060      0.294     (0.086)     0.260      0.106
                           ---------   ---------   ---------   ---------   --------   --------   --------   --------   --------
TOTAL DE OPERACIONES DE
 INVERSION...............     0.437       0.551       0.014       0.131      0.093      0.330     (0.049)     0.289      0.136
DIVIDENDOS DE INGRESO
 NETO DE INVERSION.......    (0.044)     (0.044)     (0.038)     (0.035)    (0.033)    (0.036)    (0.037)    (0.029)    (0.030)
DISTRIBUCION DE GANANCIAS
 NETAS REALIZADAS SOBRE
 VALORES.................    (0.039)     (0.001)      0.000       0.000      0.000     (0.038)     0.000      0.000      0.000
RENDIMIENTO DEL
 CAPITAL.................     0.000       0.000       0.000       0.000      0.000      0.000      0.000      0.000      0.000
                           ---------   ---------   ---------   ---------   --------   --------   --------   --------   --------
TOTAL DE
 DISTRIBUCIONES..........    (0.083)     (0.045)     (0.038)     (0.035)    (0.033)    (0.074)    (0.037)    (0.029)    (0.030)
                           ---------   ---------   ---------   ---------   --------   --------   --------   --------   --------
AUMENTO (DESCENSO) NETO
 DE ACTIVOS NETOS).......     0.354       0.506      (0.024)      0.096      0.060      0.256     (0.086)     0.260      0.106
VALOR DE ACTIVO NETO AL
 FINAL DEL PERIODO.......  $  2.382    $  2.028    $  1.522    $  1.546    $ 1.450    $ 1.390    $ 1.134    $ 1.220    $ 0.960
                           ---------   ---------   ---------   ---------   --------   --------   --------   --------   --------
                           ---------   ---------   ---------   ---------   --------   --------   --------   --------   --------

RENDIMIENTO TOTAL........     22.09%      36.55%       0.94%       9.12%      6.82%     29.53%     (3.99)%    30.47%     16.35%
ACTIVOS NETOS (EN
 MILES)..................  $621,065    $318,253    $157,660    $140,396    $82,335    $47,770    $26,641    $19,456    $10,050
PROPORCION DE GASTOS DE
 OPERACION SOBRE ACTIVOS
 NETOS PROMEDIO..........      0.39%       0.39%       0.45%       0.49%      0.60%      0.67%      0.91%      1.10%      1.23%
PROPORCION DE INGRESO
 NETO DE INVERSION SOBRE
 ACTIVOS NETOS
 PROMEDIO................      2.07%       2.46%       2.50%       2.36%      2.48%      2.89%      3.27%      2.60%      3.29%
TASA DE VARIACION DE LA
 CARTERA.................      19.3%        1.5%        1.8%        0.8%       1.2%       6.7%      25.5%      12.9%      20.9%
TARIFA DE COMISION
 PROMEDIO**..............  $0.05000

                            05/01/87-
                           31/12/87(A)
                           -----------
VALOR DE ACTIVO NETO AL
 INICIO DEL PERIODO......    $ 1.000
INGRESO NETO DE
 INVERSION...............      0.016
GANANCIAS (PERDIDAS)
 NETAS REALIZADAS Y NO
 REALIZADAS SOBRE
 INVERSIONES.............     (0.144)
                           -----------
TOTAL DE OPERACIONES DE
 INVERSION...............     (0.128)
DIVIDENDOS DE INGRESO
 NETO DE INVERSION.......     (0.016)
DISTRIBUCION DE GANANCIAS
 NETAS REALIZADAS SOBRE
 VALORES.................     (0.002)
RENDIMIENTO DEL
 CAPITAL.................      0.000
                           -----------
TOTAL DE
 DISTRIBUCIONES..........     (0.018)
                           -----------
AUMENTO (DESCENSO) NETO
 DE ACTIVOS NETOS).......     (0.146)
VALOR DE ACTIVO NETO AL
 FINAL DEL PERIODO.......    $ 0.854
                           -----------
                           -----------
RENDIMIENTO TOTAL........     (12.91)%
ACTIVOS NETOS (EN
 MILES)..................    $ 7,212
PROPORCION DE GASTOS DE
 OPERACION SOBRE ACTIVOS
 NETOS PROMEDIO..........       1.35%*
PROPORCION DE INGRESO
 NETO DE INVERSION SOBRE
 ACTIVOS NETOS
 PROMEDIO................       2.39%*
TASA DE VARIACION DE LA
 CARTERA.................        1.9%
TARIFA DE COMISION
 PROMEDIO**..............

------------------------------
(a) El Fondo fue declarado vigente por la Comision de Valores y Bolsa el 1 de mayo de 1987.

 *  Anualizado.

 **  No requerida para los anos anteriores a 1996.

6                                HARTFORD INTERNATIONAL OPPORTUNITIES FUND, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        ASPECTOS FINANCIEROS DESTACADOS

    La siguiente informacion, en lo que respecta a cada uno de los cinco anos del periodo finalizado el 31 de diciembre de 1996, ha sido auditada por Arthur Andersen LLP, contadores publicos independientes, cuyo informe al respecto se incluye en la Declaracion de Informacion Adicional, la cual ha sido incorporada como referencia al presente prospecto.

                                          (PARA UNA ACCION EN CIRCULACION DURANTE EL PERIODO INDICADO)
                                ---------------------------------------------------------------------------------
                                   ANO         ANO         ANO         ANO        ANO        ANO
                                 FINAL.      FINAL.      FINAL.      FINAL.      FINAL.     FINAL.     02/07/90-
                                31/12/96    31/12/95    31/12/94    31/12/93    31/12/92   31/12/91   31/12/90(A)
                                ---------   ---------   ---------   ---------   --------   --------   -----------
VALOR DE ACTIVO NETO AL INICIO
 DEL PERIODO..................  $  1.306    $  1.176    $  1.215    $  0.917    $ 0.973    $ 0.871      $ 1.000
INGRESO NETO DE INVERSION.....     0.023       0.020       0.016       0.009      0.013      0.011        0.015
GANANCIAS (PERDIDAS) NETAS
 REALIZADAS Y NO REALIZADAS
 SOBRE INVERSIONES............     0.140       0.141      (0.039)      0.298     (0.056)     0.102       (0.129)
                                ---------   ---------   ---------   ---------   --------   --------   -----------
TOTAL DE OPERACIONES DE
 INVERSION....................     0.163       0.161      (0.023)      0.307     (0.043)     0.113       (0.114)
DIVIDENDOS DE INGRESO NETO DE
 INVERSION....................    (0.025)     (0.020)     (0.016)     (0.009)    (0.013)    (0.011)      (0.015)
DISTRIBUCION DE GANANCIAS
 NETAS REALIZADAS SOBRE
 VALORES......................    (0.037)     (0.011)      0.000       0.000      0.000      0.000        0.000
RENDIMIENTO DEL CAPITAL.......     0.000       0.000       0.000       0.000      0.000      0.000        0.000
                                ---------   ---------   ---------   ---------   --------   --------   -----------
TOTAL DE DISTRIBUCIONES.......    (0.062)     (0.031)     (0.016)     (0.009)    (0.013)    (0.011)      (0.015)
                                ---------   ---------   ---------   ---------   --------   --------   -----------
AUMENTO (DESCENSO) NETO EN
 ACTIVOS NETOS................     0.101       0.130      (0.039)      0.298     (0.056)     0.102       (0.129)
VALOR DE ACTIVO NETO AL FINAL
 DEL PERIODO..................  $  1.407    $  1.306    $  1.176    $  1.215    $ 0.917    $ 0.973      $ 0.871
                                ---------   ---------   ---------   ---------   --------   --------   -----------
                                ---------   ---------   ---------   ---------   --------   --------   -----------
RENDIMIENTO TOTAL.............     12.91%      13.93%      (1.94)%     33.73%     (4.43)%    13.00%      (11.76)%
ACTIVOS NETOS (EN MILES)......  $996,543    $686,475    $563,765    $281,608    $47,560    $22,854      $ 9,352
PROPORCION DE GASTOS DE
 OPERACION SOBRE ACTIVOS NETOS
 PROMEDIO.....................      0.79%       0.86%       0.85%       1.00%      1.23%      1.24%        1.04%*
PROPORCION DE INGRESO NETO DE
 INVERSION SOBRE ACTIVOS NETOS
 PROMEDIO.....................      1.74%       1.60%       1.42%       0.84%      1.40%      1.17%        2.65%*
TASA DE VARIACION DE LA
 CARTERA......................      70.0%       55.6%       46.4%       31.8%      25.1%      24.7%         3.0%
TARIFA DE COMISION
 PROMEDIO**...................  $ .00446

------------------------------
(a) El Fondo fue declarado efectivo por la Comision de Valores y Bolsa el 2 de julio de 1990.

 *  Anualizado.

 **  No requerida para los anos anteriores a 1996.

HARTFORD SMALL COMPANY FUND, INC.                                              7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        ASPECTOS FINANCIEROS DESTACADOS

    La siguiente informacion ha sido auditada por Arthur Andersen LLP, contadores publicos independientes, cuyo informe al respecto se incluye en la Declaracion de Informacion Adicional, la cual ha sido incorporada como referencia al presente prospecto.

                                                       (PARA UNA ACCION
                                                    EN CIRCULACION DURANTE
                                                     EL PERIODO INDICADO)
                                                    ----------------------
                                                          09/08/96-
                                                         31/12/96(A)
                                                    ----------------------
VALOR DE ACTIVO NETO AL INICIO DEL PERIODO........         $ 1.000
INGRESO NETO DE INVERSION.........................           0.002
GANANCIAS (PERDIDAS) NETAS REALIZADAS Y NO
 REALIZADAS SOBRE INVERSIONES.....................           0.069
                                                          --------
TOTAL DE OPERACIONES DE INVERSION.................           0.071
DIVIDENDOS DE INGRESO NETO DE INVERSION...........          (0.002)
DISTRIBUCION DE GANANCIAS NETAS REALIZADAS SOBRE
 VALORES..........................................           0.000
RENDIMIENTO DEL CAPITAL...........................           0.000
                                                          --------
TOTAL DE DISTRIBUCIONES...........................          (0.002)
                                                          --------
AUMENTO (DESCENSO) NETO DE LOS ACTIVOS NETOS......           0.069
VALOR DE ACTIVO NETO AL FINAL DEL PERIODO.........         $ 1.069
                                                          --------
                                                          --------
RENDIMIENTO TOTAL.................................           18.12%*
ACTIVOS NETOS (EN MILES)..........................         $42,812
PROPORCION DE GASTOS DE OPERACION SOBRE ACTIVOS
 NETOS PROMEDIO...................................            0.72%*
PROPORCION DE INGRESO NETO DE INVERSION SOBRE
 ACTIVOS NETOS PROMEDIO...........................            0.31%*
TASA DE VARIACION DE LA CARTERA...................            31.8%
TARIFA DE COMISION PROMEDIO.......................         $0.02900

------------------------------
(a) El Fondo fue declarado efectivo por la Comision de Valores y Bolsa el 9 de agosto de 1996.

 * Anualizado. Se renuncio a las tarifas de administracion hasta que los activos (con exclusion de los activos contribuidos por las companias afiliadas a HL Advisors) alcanzaron los US$20 millones. La proporcion de gastos de operacion sobre activos netos promedio habria sido mayor si no se hubiera renunciado a las tarifas de administracion. La proporcion de ingreso neto de inversion sobre activos netos promedio habria sido menor si no se hubiera renunciado a las tarifas de administracion.

8                                                      HARTFORD STOCK FUND, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        ASPECTOS FINANCIEROS DESTACADOS

    La siguiente informacion, en lo que respecta a cada uno de los cinco anos del periodo finalizado el 31 de diciembre de 1996, ha sido auditada por Arthur Andersen LLP, contadores publicos independientes, cuyo informe al respecto se incluye en la Declaracion de Informacion Adicional, la cual ha sido incorporada como referencia al presente prospecto.

                                 (PARA UNA ACCION EN CIRCULACION DURANTE EL TRANSCURSO DEL PERIODO INDICADO)
                --------------------------------------------------------------------------------------------------------------
                   ANO        ANO         ANO         ANO        ANO        ANO        ANO        ANO        ANO        ANO
                  FINAL.     FINAL.     FINAL.      FINAL.     FINAL.     FINAL.     FINAL.     FINAL.     FINAL.     FINAL.
                 31/12/96   31/12/95   31/12/94    31/12/93   31/12/92   31/12/91   31/12/90   31/12/89   31/12/88   31/12/87
                ---------- ---------- -----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
VALOR DE ACTIVO
 NETO AL INICIO
 DEL PERIODO... $    3.527 $    2.801 $     3.099  $  2.965   $  2.927   $  2.452   $  2.775   $  2.304   $  1.977   $  2.177
INGRESO NETO DE
 INVERSION.....      0.060      0.070       0.061     0.053      0.051   $  0.059   $  0.070   $  0.065   $  0.045   $  0.045
GANANCIAS
 (PERDIDAS)
 NETAS
 REALIZADAS Y
 NO REALIZADAS
 SOBRE
 INVERSIONES...      0.763      0.840      (0.111)    0.339      0.219      0.532     (0.179)     0.522      0.327      0.084
                ---------- ---------- -----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL DE
 OPERACIONES DE
 INVERSION.....      0.823      0.910      (0.050)    0.392      0.270      0.591     (0.109)     0.587      0.372      0.129
DIVIDENDOS DE
 INGRESO NETO
 DE
 INVERSION.....     (0.059)     (0.070)      (0.061)   (0.053)   (0.051)   (0.059)    (0.070)    (0.065)    (0.045)    (0.045)
DISTRIBUCION DE
 GANANCIAS
 NETAS
 REALIZADAS
 SOBRE
 VALORES.......     (0.148)     (0.114)      (0.187)   (0.205)   (0.181)   (0.057)    (0.144)    (0.051)     0.000     (0.284)
RENDIMIENTO DE
 CAPITAL.......      0.000      0.000       0.000     0.000      0.000      0.000      0.000      0.000      0.000      0.000
                ---------- ---------- -----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL DE
DISTRIBUCIONES...     (0.207)     (0.184)      (0.248)   (0.258)   (0.232)   (0.116)   (0.214)   (0.116)    (0.045)    (0.329)
                ---------- ---------- -----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
AUMENTO
 (DESCENSO)
 NETO DE
 ACTIVOS
 NETOS.........      0.616      0.726      (0.298)    0.134      0.038      0.475     (0.323)     0.471      0.327     (0.200)
VALOR DE ACTIVO
 NETO AL FINAL
 DEL PERIODO... $    4.143 $    3.527 $     2.801  $  3.099   $  2.965   $  2.927   $  2.452   $  2.775   $  2.304   $  1.977
                ---------- ---------- -----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                ---------- ---------- -----------  ---------  ---------  ---------  ---------  ---------  ---------  ---------

RENDIMIENTO
 TOTAL.........      24.33%      34.10%       (1.89)%    14.34%    10.04%    24.58%    (3.87)%    26.02%     19.00%      5.41%
ACTIVOS NETOS
 (EN MILES).... $2,994,209 $1,876,884 $ 1,163,158  $968,425   $569,903   $406,489   $257,553   $266,756   $187,511   $170,319
PROPORCION DE
 GASTOS DE
 OPERACION
 SOBRE ACTIVOS
 NETOS
 PROMEDIO......       0.46%       0.48%        0.50%     0.53%     0.57%     0.60%      0.66%      0.64%      0.65%      0.65%
PROPORCION DE
 INGRESO NETO
 DE INVERSION
 SOBRE ACTIVOS
 NETOS
 PROMEDIO......       1.59%       2.23%        2.17%     1.86%     1.90%     2.14%      2.76%      2.31%      2.08%      1.83%
TASA DE
 VARIACION DE
 LA CARTERA....       42.3%       52.9%        63.8%     69.0%     69.8%     24.3%      20.2%      24.4%      22.9%      27.0%
TARIFA DE
 COMISION
 PROMEDIO*..... $  0.04900

------------------------------
*  No requerida para los anos anteriores a 1996.

HARTFORD ADVISERS FUND, INC.                                                   9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        ASPECTOS FINANCIEROS DESTACADOS

    La siguiente informacion, en lo que respecta a cada uno de los cinco anos del periodo finalizado el 31 de diciembre de 1996, ha sido auditada por Arthur Andersen LLP, contadores publicos independientes, cuyo informe al respecto se incluye en la Declaracion de Informacion Adicional, la cual ha sido incorporada como referencia al presente prospecto.

                                (PARA UNA ACCION EN CIRCULACION DURANTE EL TRANSCURSO DEL PERIODO INDICADO)
                ------------------------------------------------------------------------------------------------------------
                   ANO        ANO        ANO        ANO        ANO        ANO        ANO        ANO        ANO        ANO
                  FINAL.     FINAL.     FINAL.     FINAL.    FINAL.     FINAL.     FINAL.     FINAL.     FINAL.     FINAL.
                 31/12/96   31/12/95   31/12/94   31/12/93  31/12/92   31/12/91   31/12/90   31/12/89   31/12/88   31/12/87
                ---------- ---------- ---------- ---------- ---------  ---------  ---------  ---------  ---------  ---------
VALOR DE ACTIVO
 NETO AL INICIO
 DEL PERIODO... $    1.958 $    1.600 $    1.752 $    1.676 $  1.649   $  1.436   $  1.543   $  1.332   $  1.213   $  1.227
INGRESO NETO DE
 INVERSION.....      0.059      0.064      0.054      0.050    0.059   $  0.063   $  0.074   $  0.062   $  0.051   $  0.051
GANANCIAS
 (PERDIDAS)
 NETAS
 REALIZADAS Y
 NO REALIZADAS
 SOBRE
 INVERSIONES...      0.255      0.377     (0.100)      0.145    0.070     0.223     (0.059)     0.221      0.119      0.025
                ---------- ---------- ---------- ---------- ---------  ---------  ---------  ---------  ---------  ---------
TOTAL DE
 OPERACIONES DE
 INVERSION.....      0.314      0.441     (0.046)      0.195    0.129     0.286      0.015      0.283      0.170      0.076
DIVIDENDOS DE
 INGRESO NETO
 DE
 INVERSION.....     (0.059)     (0.064)     (0.054)     (0.050)   (0.059)   (0.063)   (0.074)   (0.062)   (0.051)    (0.051)
DISTRIBUCION DE
 GANANCIAS
 NETAS
 REALIZADAS
 SOBRE
 VALORES.......     (0.044)     (0.019)     (0.052)     (0.069)   (0.043)   (0.010)   (0.048)   (0.010)    0.000     (0.039)
RENDIMIENTO DEL
 CAPITAL.......      0.000      0.000      0.000      0.000    0.000      0.000      0.000      0.000      0.000      0.000
                ---------- ---------- ---------- ---------- ---------  ---------  ---------  ---------  ---------  ---------
TOTAL DE
DISTRIBUCIONES...     (0.103)     (0.083)     (0.106)     (0.119)   (0.102)   (0.073)   (0.122)   (0.072)   (0.051)   (0.090)
                ---------- ---------- ---------- ---------- ---------  ---------  ---------  ---------  ---------  ---------
AUMENTO
 (DESCENSO)
 NETO DE LOS
 ACTIVOS
 NETOS.........      0.211      0.358     (0.152)      0.076    0.027     0.213     (0.107)     0.211      0.119     (0.014)
VALOR DE ACTIVO
 NETO AL FINAL
 DEL PERIODO... $    2.169 $    1.958 $    1.600 $    1.752 $  1.676   $  1.649   $  1.436   $  1.543   $  1.332   $  1.213
                ---------- ---------- ---------- ---------- ---------  ---------  ---------  ---------  ---------  ---------
                ---------- ---------- ---------- ---------- ---------  ---------  ---------  ---------  ---------  ---------
RENDIMIENTO
 TOTAL.........      16.62%      28.34%      (2.74)%      12.25%     8.30%    20.33%     1.26%    21.72%    14.24%     6.08%
ACTIVOS NETOS
 (EN MILES).... $5,879,529 $4,262,769 $3,034,034 $2,426,550 $985,747   $631,424   $416,839   $371,917   $264,750   $239,704
PROPORCION DE
 GASTOS DE
 OPERACION
 SOBRE ACTIVOS
 NETOS
 PROMEDIO......       0.63%       0.65%       0.65%       0.69%     0.78%     0.81%     0.89%     0.89%     0.90%      0.91%
PROPORCION DE
 INGRESO NETO
 DE INVERSION
 SOBRE ACTIVOS
 NETOS
 PROMEDIO......       2.92%       3.57%       3.34%       3.07%     3.55%     4.13%     4.65%     4.14%     3.93%      4.00%
TASA DE
 VARIACION DE
 LA CARTERA....       53.8%       63.5%       60.0%       55.3%     72.8%     42.1%     35.7%     33.5%     30.9%      28.3%
TARIFA DE
 COMISION
 PROMEDIO*..... $  0.04870

----------------------------------
*  No requerida para los anos anteriores a 1996.

10                                    HARTFORD INTERNATIONAL ADVISERS FUND, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        ASPECTOS FINANCIEROS DESTACADOS

    La siguiente informacion ha sido auditada por Arthur Andersen LLP, contadores publicos independientes, cuyo informe al respecto se incluye en la Declaracion de Informacion Adicional, la cual ha sido incorporada como referencia al presente prospecto.

                                                                   (PARA UNA ACCION
                                                                EN CIRCULACION DURANTE
                                                                 EL PERIODO INDICADO)
                                                              ---------------------------
                                                             ANO
                                                            FINAL.                 31/01/95-
                                                           31/12/96               31/12/95(A)
                                                          ----------              ------------
VALOR DE ACTIVO NETO AL INICIO DEL PERIODO........         $ 1.109                  $ 1.000
INGRESO NETO DE INVERSION.........................           0.040                    0.030
GANANCIAS (PERDIDAS) NETAS REALIZADAS Y NO
 REALIZADAS SOBRE INVERSIONES.....................           0.093                    0.126
                                                          --------                  -------
TOTAL DE OPERACIONES DE INVERSION.................           0.133                    0.156
DIVIDENDOS DE INGRESO NETO DE INVERSION...........          (0.051)                  (0.030)
DISTRIBUCION DE GANANCIAS NETAS REALIZADAS SOBRE
 VALORES..........................................          (0.024)                  (0.017)
RENDIMIENTO DEL CAPITAL...........................           0.000                    0.000
                                                          --------                  -------
TOTAL DE DISTRIBUCIONES...........................          (0.075)                  (0.047)
                                                          --------                  -------
AUMENTO (DESCENSO) NETO DE LOS ACTIVOS NETOS......           0.058                    0.109
VALOR DE ACTIVO NETO AL FINAL DEL PERIODO.........         $ 1.167                  $ 1.109
                                                          --------                  -------
                                                          --------                  -------
RENDIMIENTO TOTAL.................................           12.25%                   15.84%
ACTIVOS NETOS (EN MILES)..........................         $104,486                 $31,264
PROPORCION DE GASTOS DE OPERACION SOBRE ACTIVOS
 NETOS PROMEDIO...................................            0.96%                    0.65%*
PROPORCION DE INGRESO NETO DE INVERSION SOBRE
 ACTIVOS NETOS PROMEDIO...........................            3.24%                    3.36%*
TASA DE VARIACION DE LA CARTERA...................            95.2%                    47.2%
TARIFA DE COMISION PROMEDIO**.....................         $0.00640

------------------------------
(a) El Fondo fue declarado efectivo por la Comision de Valores y Bolsa el 1 de marzo de 1995.

 * Anualizado. Se renuncio a las tarifas de administracion hasta que los activos (con exclusion de los activos contribuidos por las companias afiliadas a HL Advisors) alcanzaron los US$20 millones. La proporcion de gastos de operacion sobre activos netos promedio habria sido mayor si no se hubiera renunciado a las tarifas de administracion. La proporcion de ingreso neto de inversion sobre activos netos promedio habria sido menor si no se hubiera renunciado a las tarifas de administracion.

 **  No requerida para los anos anteriores a 1996.

HARTFORD BOND FUND, INC.                                                      11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        ASPECTOS FINANCIEROS DESTACADOS

    La siguiente informacion, en lo que respecta a cada uno de los cinco anos del periodo finalizado el 31 de diciembre de 1996, ha sido auditada por Arthur Andersen LLP, contadores publicos independientes, cuyo informe al respecto se incluye en la Declaracion de Informacion Adicional, la cual ha sido incorporada como referencia al presente prospecto.

                                       (PARA UNA ACCION EN CIRCULACION DURANTE EL TRANSCURSO DEL PERIODO INDICADO)
                          ------------------------------------------------------------------------------------------------------
                             ANO        ANO        ANO        ANO       ANO       ANO       ANO       ANO       ANO       ANO
                           FINAL.     FINAL.     FINAL.     FINAL.     FINAL.    FINAL.    FINAL.    FINAL.    FINAL.    FINAL.
                          31/12/96   31/12/95   31/12/94   31/12/93   31/12/92  31/12/91  31/12/90  31/12/89  31/12/88  31/12/87
                          ---------  ---------  ---------  ---------  --------  --------  --------  --------  --------  --------
VALOR DE ACTIVO NETO AL
 INICIO DEL PERIODO...... $  1.028   $  0.926   $  1.044   $  1.024   $ 1.061   $ 0.979   $ 0.976   $ 0.945   $ 0.952   $ 1.033
INGRESO NETO DE
 INVERSION...............    0.064      0.064      0.060      0.062     0.074   $ 0.072   $ 0.075   $ 0.079   $ 0.077   $ 0.080
GANANCIAS (PERDIDAS)
 NETAS REALIZADAS Y NO
 REALIZADAS SOBRE
 INVERSIONES.............   (0.029)     0.102     (0.100)     0.039    (0.019)    0.082     0.003     0.031    (0.007)   (0.081)
                          ---------  ---------  ---------  ---------  --------  --------  --------  --------  --------  --------
TOTAL DE OPERACIONES DE
 INVERSION...............    0.035      0.166     (0.040)     0.101     0.055     0.154     0.078     0.110     0.070    (0.001)
DIVIDENDOS DE INGRESO
 NETO DE INVERSION.......   (0.063)    (0.064)    (0.060)    (0.062)   (0.074)   (0.072)   (0.075)   (0.079)   (0.077)   (0.080)
DISTRIBUCION DE GANANCIAS
 NETAS REALIZADAS SOBRE
 VALORES.................    0.000      0.000     (0.018)    (0.019)   (0.018)    0.000     0.000     0.000     0.000     0.000
RENDIMIENTO DEL
 CAPITAL.................    0.000      0.000      0.000      0.000     0.000     0.000     0.000     0.000     0.000     0.000
                          ---------  ---------  ---------  ---------  --------  --------  --------  --------  --------  --------
TOTAL DE
 DISTRIBUCIONES..........   (0.063)    (0.064)    (0.078)    (0.081)   (0.092)   (0.072)   (0.075)   (0.079)   (0.077)   (0.080)
                          ---------  ---------  ---------  ---------  --------  --------  --------  --------  --------  --------
AUMENTO (DESCENSO) NETO
 DE ACTIVOS NETOS........   (0.028)     0.102     (0.118)     0.020    (0.037)    0.082     0.003     0.031    (0.007)   (0.081)
VALOR DE ACTIVO NETO AL
 FINAL DEL PERIODO....... $  1.000   $  1.028   $  0.926   $  1.044   $ 1.024   $ 1.061   $ 0.979   $ 0.976   $ 0.945   $ 0.952
                          ---------  ---------  ---------  ---------  --------  --------  --------  --------  --------  --------
                          ---------  ---------  ---------  ---------  --------  --------  --------  --------  --------  --------

RENDIMIENTO TOTAL........     3.54%     18.49%     (3.95)%    10.24%     5.53%    16.43%     8.39%    12.10%     7.60%    (0.01)%
ACTIVOS NETOS (EN
 MILES).................. $402,548   $342,495   $247,458   $239,602   $128,538  $97,377   $70,915   $61,602   $54,215   $50,037
PROPORCION DE GASTOS DE
 OPERACION SOBRE ACTIVOS
 NETOS PROMEDIO..........     0.52%      0.53%      0.55%      0.57%     0.64%     0.66%     0.67%     0.67%     0.69%     0.69%
PROPORCION DE INGRESO
 NETO DE INVERSION SOBRE
 ACTIVOS NETOS
 PROMEDIO................     6.37%      6.51%      6.23%      5.93%     7.21%     7.29%     7.82%     8.09%     8.12%     8.15%
TASA DE VARIACION DE LA
 CARTERA.................    212.0%     215.0%     328.8%     494.3%    434.1%    337.0%    161.6%    225.0%    230.3%     53.3%
RENTABILIDAD
 CORRIENTE*..............     6.25%      6.46%      7.19%      4.93%     6.48%     6.62%     8.17%     7.92%     9.15%     8.67%

------------------------------
* La informacion sobre rentabilidad fluctuara y es posible que la publicacion de la rentabilidad no provea una base de comparacion con depositos bancarios, otras inversiones que estan aseguradas y/o que pagan una rentabilidad fija por un periodo determinado de tiempo u otras companias de inversion. Ademas, la informacion puede tener limitaciones para fines de comparacion dado que no refleja los cargos impuestos en el nivel de Cuenta Separada, los cuales, de incluirse, disminuirian la rentabilidad.

12                                       HARTFORD MORTGAGE SECURITIES FUND, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        ASPECTOS FINANCIEROS DESTACADOS

    La siguiente informacion, en lo que respecta a cada uno de los cinco anos del periodo finalizado el 31 de diciembre de 1996, ha sido auditada por Arthur Andersen LLP, contadores publicos independientes, cuyo informe al respecto se incluye en la Declaracion de Informacion Adicional, la cual ha sido incorporada como referencia al presente prospecto.

                                        (PARA UNA ACCION EN CIRCULACION DURANTE EL TRANSCURSO DEL PERIODO INDICADO)
                         ---------------------------------------------------------------------------------------------------------
                            ANO        ANO        ANO        ANO        ANO        ANO       ANO       ANO       ANO        ANO
                          FINAL.     FINAL.     FINAL.     FINAL.     FINAL.     FINAL.     FINAL.    FINAL.    FINAL.    FINAL.
                         31/12/96   31/12/95   31/12/94   31/12/93   31/12/92   31/12/91   31/12/90  31/12/89  31/12/88  31/12/87
                         ---------  ---------  ---------  ---------  ---------  ---------  --------  --------  --------  ---------
VALOR DE ACTIVO NETO AL
 INICIO DEL PERIODO..... $  1.071   $  0.984   $  1.075   $  1.079   $  1.115   $  1.054   $ 1.045   $ 1.006   $ 1.011   $  1.087
INGRESO NETO DE
 INVERSION..............    0.069      0.068      0.068      0.071      0.086   $  0.088   $ 0.087   $ 0.088   $ 0.087   $  0.093
GANANCIAS (PERDIDAS)
 NETAS REALIZADAS Y NO
 REALIZADAS SOBRE
 INVERSIONES............   (0.018)     0.087     (0.086)    (0.004)    (0.036)     0.061     0.009     0.039    (0.005)    (0.067)
                         ---------  ---------  ---------  ---------  ---------  ---------  --------  --------  --------  ---------
TOTAL DE OPERACIONES DE
 INVERSION..............    0.051      0.155     (0.018)     0.067      0.050      0.149     0.096     0.127     0.082      0.026
DIVIDENDOS DE INGRESO
 NETO DE INVERSION......   (0.066)    (0.068)    (0.068)    (0.071)    (0.086)    (0.088)   (0.087)   (0.088)   (0.087)    (0.093)
DISTRIBUCION DE
 GANANCIAS NETAS
 REALIZADAS SOBRE
 VALORES................    0.000      0.000     (0.005)     0.000      0.000      0.000     0.000     0.000     0.000     (0.009)
RENDIMIENTO DEL
 CAPITAL................    0.000      0.000      0.000      0.000      0.000      0.000     0.000     0.000     0.000      0.000
                         ---------  ---------  ---------  ---------  ---------  ---------  --------  --------  --------  ---------
TOTAL DE
 DISTRIBUCIONES.........   (0.066)    (0.068)    (0.073)    (0.071)    (0.086)    (0.088)   (0.087)   (0.088)   (0.087)    (0.102)
                         ---------  ---------  ---------  ---------  ---------  ---------  --------  --------  --------  ---------
AUMENTO (DESCENSO) NETO
 DE ACTIVOS NETOS.......   (0.015)     0.087     (0.091)    (0.004)    (0.036)     0.061     0.009     0.039    (0.005)    (0.076)
VALOR DE ACTIVO NETO AL
 FINAL DEL PERIODO...... $  1.056   $  1.071   $  0.984   $  1.075   $  1.079   $  1.115   $ 1.054   $ 1.045   $ 1.006   $  1.011
                         ---------  ---------  ---------  ---------  ---------  ---------  --------  --------  --------  ---------
                         ---------  ---------  ---------  ---------  ---------  ---------  --------  --------  --------  ---------

RENDIMIENTO TOTAL.......     4.99%     16.17%     (1.61)%     6.31%      4.64%     14.71%     9.70%    13.13%     8.38%      2.64%
ACTIVOS NETOS (EN
 MILES)................. $325,495   $327,565   $304,147   $365,198   $258,711   $162,484   $105,620  $85,908   $85,075   $ 84,075
PROPORCION DE GASTOS DE
 OPERACION SOBRE ACTIVOS
 NETOS PROMEDIO.........     0.45%      0.47%      0.48%      0.49%      0.56%      0.58%     0.58%     0.58%     0.60%      0.61%
PROPORCION DE INGRESO
 NETO DE INVERSION SOBRE
 ACTIVOS NETOS
 PROMEDIO...............     6.67%      6.50%      6.65%      6.49%      7.96%      8.25%     8.42%     8.64%     8.56%      9.02%
TASA DE VARIACION DE LA
 CARTERA................    200.0%     489.4%     365.7%     183.4%     277.2%     152.2%     85.6%     91.3%    185.0%     143.6%
RENTABILIDAD
 CORRIENTE*.............     6.67%      6.90%      7.84%      5.73%      7.51%      8.16%     8.21%     8.28%     9.12%      9.41%

------------------------------
* La informacion sobre rentabilidad fluctuara y es posible que la publicacion de la rentabilidad no provea una base de comparacion con depositos bancarios, otras inversiones que estan aseguradas y/o que pagan una rentabilidad fija por un periodo determinado de tiempo u otras companias de inversion. Ademas, la informacion puede tener limitaciones para fines de comparacion dado que no refleja los cargos impuestos en el nivel de Cuenta Separada, los cuales, de incluirse, disminuirian la rentabilidad.

HVA MONEY MARKET FUND, INC.                                                   13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        ASPECTOS FINANCIEROS DESTACADOS

    La siguiente informacion, en lo que respecta a cada uno de los cinco anos comprendidos en el periodo que finaliza el 31 de diciembre de 1996, ha sido auditada por Arthur Andersen LLP, contadores publicos independientes, cuyo informe respectivo se incluye en la Declaracion de Informacion Adicional, que se incorpora a este prospecto por referencia.

                                       (PARA UNA ACCION EN CIRCULACION DURANTE EL TRANSCURSO DEL PERIODO INDICADO)
                       ------------------------------------------------------------------------------------------------------------
                          ANO        ANO        ANO        ANO        ANO        ANO        ANO        ANO        ANO        ANO
                        FINAL.     FINAL.     FINAL.     FINAL.     FINAL.     FINAL.     FINAL.     FINAL.     FINAL.     FINAL.
                       31/12/96   31/12/95   31/12/94   31/12/93   31/12/92   31/12/91   31/12/90   31/12/89   31/12/88   31/12/87
                       ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
VALOR DE ACTIVO NETO
 AL INICIO DEL
 PERIODO.............. $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
INGRESO NETO DE
 INVERSION............    0.050      0.056      0.039      0.029      0.036   $  0.059   $  0.078   $  0.088   $  0.071   $  0.063
GANANCIAS (PERDIDAS)
 NETAS REALIZADAS Y NO
 REALIZADAS SOBRE
 INVERSIONES..........    0.000      0.000      0.000      0.000      0.000      0.000      0.000      0.000      0.000      0.000
                       ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL DE OPERACIONES
 DE INVERSION.........    0.050      0.056      0.039      0.029      0.036      0.059      0.078      0.088      0.071      0.063
DIVIDENDOS DE INGRESO
 NETO DE INVERSION....   (0.050)    (0.056)    (0.039)    (0.029)    (0.036)    (0.059)    (0.078)    (0.088)    (0.071)    (0.063)
DISTRIBUCION DE
 GANANCIAS NETAS
 REALIZADAS SOBRE
 VALORES..............    0.000      0.000      0.000      0.000      0.000      0.000      0.000      0.000      0.000      0.000
RENDIMIENTO DEL
 CAPITAL..............    0.000      0.000      0.000      0.000      0.000      0.000      0.000      0.000      0.000      0.000
                       ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL DE
 DISTRIBUCIONES.......   (0.050)    (0.056)    (0.039)    (0.029)    (0.036)    (0.059)    (0.078)    (0.088)    (0.071)    (0.063)
                       ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
AUMENTO (DESCENSO)
 NETO EN ACTIVOS
 NETOS................    0.000      0.000      0.000      0.000      0.000      0.000      0.000      0.000      0.000      0.000
VALOR DEL ACTIVE NETO
 AL FINAL DEL
 PERIODO.............. $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                       ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                       ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
RENDIMIENTO TOTAL.....     5.09%      5.74%      3.95%      2.94%      3.63%      6.01%      8.09%      9.10%      7.40%      6.49%

ACTIVOS NETOS (EN
 MILES)............... $542,586   $339,709   $321,465   $234,088   $190,246   $177,483   $194,462   $129,808   $127,346   $104,002
PROPORCION DE GASTOS
 DE OPERACION SOBRE
 ACTIVOS NETOS
 PROMEDIO.............     0.44%      0.45%      0.47%      0.48%      0.53%      0.54%      0.57%      0.58%      0.58%      0.58%
PROPORCION DE INGRESO
 NETO DE INVERSION
 SOBRE ACTIVOS NETOS
 PROMEDIO.............     5.04%      5.57%      3.99%      2.91%      3.60%      5.88%      7.80%      8.75%      7.19%      6.36%
TASA DE VARIACION DE
 LA CARTERA...........    --         --         --         --         --         --         --         --         --         --
RENTABILIDAD
 CORRIENTE*...........      5.1%      5.40%      5.43%      2.89%      3.09%      4.66%      7.73%      8.21%      8.49%      7.17%
RENDIMIENTO REAL*.....     5.23%      5.54%      5.58%      2.93%      3.14%      4.79%      8.03%      8.55%      8.85%      7.43%

------------------------------
* La informacion sobre rentabilidad fluctuara y es posible que la publicacion de la rentabilidad no provea una base de comparacion con depositos bancarios, otras inversiones que estan aseguradas y/o que pagan una rentabilidad fija por un periodo determinado de tiempo u otras companias de inversion. Ademas, la informacion puede tener limitaciones para fines de comparacion dado que no refleja los cargos impuestos en el nivel de Cuenta Separada, los cuales, de incluirse, disminuirian la rentabilidad.

14                              HARTFORD U.S. GOVERNMENT MONEY MARKET FUND, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        ASPECTOS FINANCIEROS DESTACADOS

    La siguiente informacion, en lo que respecta a cada uno de los cinco anos comprendidos en el periodo que finaliza el 31 de diciembre de 1996, ha sido auditada por Arthur Andersen LLP, contadores publicos independientes, cuyo informe respectivo se incluye en la Declaracion de Informacion Adicional, que se incorpora a este prospecto por referencia.

                                   (PARA UNA ACCION EN CIRCULACION DURANTE EL TRANSCURSO DEL PERIODO INDICADO)
               --------------------------------------------------------------------------------------------------------------------
                   ANO        ANO         ANO          ANO        ANO       ANO       ANO         ANO          ANO          ANO
                 FINAL.      FINAL.     FINAL.       FINAL.      FINAL.    FINAL.    FINAL.     FINAL.       FINAL.       FINAL.
                31/12/96    31/12/95   31/12/94     31/12/93    31/12/92  31/12/91  31/12/90   31/12/89     31/12/88     31/12/87
               -----------  --------  -----------  -----------  --------  --------  --------  -----------  -----------  -----------
VALOR DE
 ACTIVO NETO
 AL INICIO DEL
 PERIODO......   $ 1.000    $ 1.000     $ 1.000      $ 1.000    $ 1.000   $ 1.000   $ 1.000     $ 1.000      $ 1.000      $ 1.000
INGRESO NETO
 DE
 INVERSION....     0.048      0.054       0.036        0.027      0.032   $ 0.055   $ 0.073     $ 0.081      $ 0.067      $ 0.056
GANANCIAS
 (PERDIDAS)
 NETAS
 REALIZADAS Y
 NO REALIZADAS
 SOBRE
INVERSIONES...     0.000      0.000       0.000        0.000      0.000     0.000     0.000       0.000        0.000        0.000
               -----------  --------  -----------  -----------  --------  --------  --------  -----------  -----------  -----------
TOTAL DE
 OPERACIONES
 DE
 INVERSION....     0.048      0.054       0.036        0.027      0.032     0.055     0.073       0.081        0.067        0.056
DIVIDENDOS DE
 INGRESO NETO
 DE
 INVERSION....    (0.048)    (0.054)     (0.036)      (0.027)    (0.032)   (0.055)   (0.073)     (0.081)      (0.067)      (0.056)
DISTRIBUCION
 DE GANANCIAS
 NETAS
 REALIZADAS
 SOBRE
 VALORES......     0.000      0.000       0.000        0.000      0.000     0.000     0.000       0.000        0.000        0.000
RENDIMIENTO
 DEL
 CAPITAL......     0.000      0.000       0.000        0.000      0.000     0.000     0.000       0.000        0.000        0.000
               -----------  --------  -----------  -----------  --------  --------  --------  -----------  -----------  -----------
TOTAL DE
DISTRIBUCIONES...    (0.048)  (0.054)    (0.036)      (0.027)    (0.032)   (0.055)   (0.073)     (0.081)      (0.067)      (0.056)
               -----------  --------  -----------  -----------  --------  --------  --------  -----------  -----------  -----------
AUMENTO
 (DESCENSO)
 NETO EN
 ACTIVOS
 NETOS........     0.000      0.000       0.000        0.000      0.000     0.000     0.000       0.000        0.000        0.000
VALOR DEL
 ACTIVE NETO
 AL FINAL DEL
 PERIODO......   $ 1.000    $ 1.000     $ 1.000      $ 1.000    $ 1.000   $ 1.000   $ 1.000     $ 1.000      $ 1.000      $ 1.000
               -----------  --------  -----------  -----------  --------  --------  --------  -----------  -----------  -----------
               -----------  --------  -----------  -----------  --------  --------  --------  -----------  -----------  -----------

RENDIMIENTO
 TOTAL........      4.87%      5.52%       3.67%        2.68%      3.22%     5.61%     7.52%       8.43%        6.92%        5.75%
ACTIVOS NETOS
 (EN MILES)...   $11,730    $10,070     $ 9,619      $ 9,449    $10,525   $11,257   $10,496     $ 7,814      $ 7,262      $ 5,688
PROPORCION DE
 GASTOS DE
 OPERACION
 SOBRE ACTIVOS
 NETOS
 PROMEDIO.....      0.58%      0.57%       0.58%        0.58%      0.75%     0.73%     0.73%       0.77%        0.75%        0.66%
PROPORCION DE
 INGRESO NETO
 DE INVERSION
 SOBRE ACTIVOS
 NETOS
 PROMEDIO.....      4.77%      5.38%       3.63%        2.65%      3.19%     5.48%     7.29%       8.14%        6.76%        5.57%
TASA DE
 VARIACION DE
 LA CARTERA...    --          --         --           --          --        --        --         --           --           --
RENTABILIDAD
 CORRIENTE*...      4.88%      5.47%       5.14%        2.67%      2.69%     4.24%     7.59%       7.53%        8.27%        6.17%
RENDIMIENTO
 REAL*........     4.995%      5.62%       5.27%        2.71%      2.72%     4.31%     7.88%       7.82%        8.62%        6.36%

------------------------------
* La informacion sobre rentabilidad fluctuara y es posible que la publicacion de la rentabilidad no provea una base de comparacion con depositos bancarios, otras inversiones que estan aseguradas y/o que pagan una rentabilidad fija por un periodo determinado de tiempo u otras companias de inversion. Ademas, la informacion puede tener limitaciones para fines de comparacion dado que no refleja los cargos impuestos en el nivel de Cuenta Separada, los cuales, de incluirse, disminuirian la rentabilidad.

HARTFORD MUTUAL FUNDS                                                         15
--------------------------------------------------------------------------------

-------------------------------------------
                              INTRODUCCION DE LOS
                             HARTFORD MUTUAL FUNDS

    Los Fondos se proporcionan a fin de servir como vehiculos de inversion subyacentes para ciertas anualidades variables y cuentas separadas de seguros de vida variables de The Hartford Life Insurance Companies. Cada fondo es una sociedad de inversiones de capital variable, comunmente denominada fondo mutuo, y constituida en virtud de las leyes del estado de Maryland. Cada fondo tiene objetivos, estilos y politicas de inversion diferentes. Estas diferencias afectan el tipo de valores en los que invierte el fondo y, por lo tanto, la rentabilidad potencial de cada fondo y los riesgos pertinentes. No obstante, no se ofrece garantia alguna que los fondos alcanzaran sus objetivos de inversion. La determinacion de si un fondo en particular es apropiado para usted, depende de sus objetivos de inversion, incluyendo la rentabilidad que usted procura, el plazo estimado de su inversion y el nivel de riesgo que esta dispuesto a asumir.

    HL Investment Advisors, Inc. ("HL Advisors") es el administrador profesional de cada fondo. Ademas, bajo la administracion general de HL Advisors, Wellington Management Company, LLP ("Wellington Management") presta servicios en calidad de subasesor para el Capital Appreciation Fund (Fondo de Apreciacion de Capital), Dividend and Growth Fund (Fondo de Dividendos y Crecimiento), International Advisers Fund (Fondo de Asesores Internacionales), International Opportunities Fund (Fondo de Oportunidades Internacionales), Small Company Fund (Fondo de Pequenas Empresas), Stock Fund (Fondo de Acciones), y Advisers Fund (Fondo de Asesores). Asimismo, bajo el acuerdo de administracion general de HL Advisors, Hartford Investment Company ("HIMCO") proporciona servicios de administracion de inversiones para el Index Fund (Fondo de Indice), Mortgage Securities Fund (Fondo de Valores Hipotecarios), U.S. Government Money Market Fund (Fondo de Mercado de Dinero del Gobierno de los Estados Unidos) y HVA Money Market Fund (Fondo de Mercado de Dinero de HVA).

    HL Advisors fue constituida en Connecticut en 1981 y es una compania subsidiaria controlada por interes mayoritario de The Hartford Financial Services Group, Inc. ("The Hartford"), una compania controladora de seguros con mas de $100 mil millones de activos. Wellington Management Company, una sociedad de responsabilidad limitada de Massachusetts, es una firma de asesoramiento de inversiones profesional que presta servicios a las companias de inversiones, planes de prestaciones para empleados, fundaciones y otras instituciones e individuos particulares. Wellington Management y sus organizaciones previas han proporcionado servicios de asesoramiento por concepto de inversion desde 1928. HIMCO es una empresa de gestion de fondos profesional que proporciona servicios a las companias de inversion, planes de prestaciones para empleados y sus companias de seguro asociadas. HIMCO fue constituida en 1996 y es una subsidiaria en propiedad absoluta de The Hartford. Al 31 de diciembre de 1996, HL Advisors, HIMCO y sus empresas asociadas tenian bajo administracion $47 mil millones de activos para cuentas de clientes. A la misma fecha, Wellington Management tenia bajo administracion $133 mil millones de activos para diversas cuentas de clientes.

---------------------------------------------------
                            OBJETIVOS DE INVERSION Y
                             ESTILOS DE LOS FONDOS

    Los Fondos tienen diferentes objetivos y politicas de inversion, como se describe a continuacion. Se estima que las diferencias en los objetivos y politicas de inversion entre los Fondos afectaran la rentabilidad de cada fondo y el grado de riesgo financiero y de mercado al cual cada Fondo esta sujeto. Para obtener mas informacion acerca de las estrategias de inversion empleadas por los Fondos, vease "Politicas de Inversion Comunes y Factores de Riesgo". El objetivo de inversion de cada Fondo y ciertas restricciones de inversion enumeradas en detalle en la DIA se consideran fundamentales y no pueden modificarse sin contar con el voto afirmativo de la mayoria de las acciones en circulacion con derecho de voto de un Fondo en particular. Todas las demas politicas que no han sido especificamente designadas como fundamentales seran consideradas como no fundamentales y pueden ser modificadas por la Junta Directiva de un Fondo en particular. Vease la DIA para una lista completa de las restricciones de inversion. A continuacion se estipulan el objetivo y estilo de inversion de cada fondo. Para una descripcion de las politicas de inversion y factores de riesgo de cada Fondo, vease "Politicas de Inversion Comunes y Factores de Riesgo".

---------------------------------------------------
                                HARTFORD CAPITAL
                            APPRECIATION FUND, INC.

    Hartford Capital Appreciation Fund, Inc. (el "Capital Appreciation Fund") fue constituido en 1983 en virtud de las leyes del estado de Maryland.

    OBJETIVO DE INVERSION.

    El Capital Appreciation Fund busca el crecimiento del capital invirtiendo en valores seleccionados exclusivamente en base a su potencial de apreciacion del capital; los ingresos, si los hubiere, es una consecuencia incidental.

    ESTILO DE INVERSION.

    El Capital Appreciation Fund invierte en una cartera diversificada integrada principalmente por valores

16                                                         HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------

accionarios. Wellington Management, a traves del analisis fundamental, identifica companias que considera tienen un potencial sustancial de apreciacion del capital a corto plazo, independientemente del tamano de la compania o sector industrial. Esta estrategia a veces se denomina estrategia de "seleccion de acciones" y logra que todos los sectores del mercado esten representados (es decir, empresas pequenas, medianas y grandes). Las empresas pequenas y medianas se escogen principalmente en base a su potencial dinamico de crecimiento de ingresos. Las empresas mas grandes se eligen principalmente en base a la expectativa de que ocurra un evento catalitico que impulse un aumento del precio de las acciones. El analisis fundamental de una empresa se basa en factores tales como el entorno empresarial, la administracion, el balance, la declaracion de ingresos, las ganancias estimadas, las utilidades, los dividendos y otros factores que sirven para medir el valor. Hasta el 20% de los activos totales del Capital Appreciation Fund pueden invertirse en valores de companias no estadounidenses.

---------------------------------------------------
                             HARTFORD DIVIDEND AND
                               GROWTH FUND, INC.

    Hartford Dividend and Growth Fund, Inc. (el "Dividend and Growth Fund") fue constituido en 1993 en virtud de las leyes del estado de Maryland.

    OBJETIVO DE INVERSION.

    El Dividend and Growth Fund busca un alto nivel de ingresos corrientes que sea consistente con el crecimiento del capital y un riesgo de inversion razonable.

    ESTILO DE INVERSION.

    El Dividend and Growth Fund invierte en una cartera diversificada compuesta principalmente por valores accionarios que por lo general tienen una tasa de rendimiento superior a la media y cuyas perspectivas para la apreciacion del capital son consideradas favorables por Wellington Management. En condiciones economicas y de mercado normales por lo menos el 65% de los activos totales del Dividend and Growth Fund se invierten en acciones que pagan dividendos. Wellington Management realiza un analisis fundamental antes de comprar o vender un valor para el Dividend and Growth Fund. El analisis fundamental de una empresa se basa en factores tales como el entorno empresarial, la administracion, el balance, la declaracion de ingresos, las ganancias estimadas, las utilidades, los dividendos y otros factores que sirven para medir el valor. Uno de los componentes clave que Wellington Management tienen en cuenta al efectuar el analisis fundamental para el Dividend and Growth Fund, es evaluar la capacidad de una empresa de sustentar y potencialmente aumentar sus dividendos. La cartera del Dividend and Growth Fund esta ampliamente diversificada por industria y empresas. Hasta el 20% de los activos totales del Dividend and Growth Fund se invierten en valores de empresas no estadounidenses.

---------------------------------------------------
                           HARTFORD INDEX FUND, INC.

    Hartford Index Fund, Inc. (el "Index Fund") fue constituido en 1983 en virtud de las leyes del estado de Maryland.

    OBJETIVO DE INVERSION.

    El Index Fund busca proporcionar resultados de inversion que se aproximen al precio y desempeno de rendimientos de las acciones comunes, negociadas en la bolsa, de manera agregada.

    ESTILO DE INVERSION.

    El Index Fund usa el Indice Compuesto de Precios de Acciones Standard & Poor's 500 como el punto de comparacion de rendimiento estandar porque representa una porcion significativa del valor total de mercado de todas las acciones comunes, es ampliamente reconocido por los accionistas y, en la opinion de la administracion del Index Fund, es representativo del desempeno de las acciones comunes negociadas en la bolsa. Por lo tanto, el Index Fund intenta aproximarse al desempeno de capital e ingresos por conceptos de dividendos del Indice.

    El Index Fund generalmente invierte en no menos de 499 acciones. HIMCO selecciona acciones para la cartera del Index Fund despues de analizar su ponderacion individual en el Indice. Los saldos en efectivo temporarios, que por lo general no excederan del 2% de los activos netos del Index Fund, podran invertirse en instrumentos del mercado de dinero a corto plazo.

    El Indice esta compuesto de 500 acciones comunes seleccionadas, la mayoria de las cuales se cotiza en la Bolsa de Valores de Nueva York. Standard & Poor's Corporation ("S&P") escoge las acciones a ser incluidas en el Indice en una base patrimonial. Las ponderaciones de las acciones en el Indice se basan en el valor de mercado total relativo de cada accion, es decir, el precio de mercado por accion multiplicado por el numero de acciones en circulacion. Conforme a esta ponderacion, al 31 de diciembre de 1996, aproximadamente el cincuenta por ciento del Indice estaba compuesto por las cincuenta y seis empresas mas grandes, las cinco mas grandes siendo General Electric Co., Coca-Cola Company, Exxon Corp., Intel Corp. y Microsoft Corp.

    No se hace intento alguno por "manejar" la cartera del Index Fund en el sentido tradicional, basandose en los analisis economicos, financieros y de mercado, ni la situacion financiera adversa de una compania tendra como resultado directo que sea excluida de la cartera del Index Fund, a menos, obviamente, que la compania sea eliminada del Indice. De vez en cuando se podran realizar ajustes administrativos en la cartera del Index Fund a causa de

HARTFORD MUTUAL FUNDS                                                         17
--------------------------------------------------------------------------------

fusiones, cambios en la composicion del Indice y razones similares.

    La capacidad del Index Fund de aproximarse al desempeno del Indice dependera en cierta manera del volumen de los flujos de efectivo que entran y salen del Index Fund. Se efectuaran cambios de inversion para acomodar estos flujos de efectivo a fin de mantener la similitud de la cartera del Index Fund, en la medida maxima posible.

    "Standard & Poor's-Registered Trademark-", "S&P-Registered Trademark-", "S&P 500-Registered Trademark-", "Standard & Poor's 500", y "500" son marcas comerciales de The McGraw-Hill Companies Inc. y Hartford Life Insurance Company ha obtenido licencia para usarlas. El Index Fund no esta patrocinado, endosado, vendido ni promovido por Standard & Poor's, y Standard & Poor's no hace ninguna aseveracion a los accionistas, ya sea expresa o implicitamente, en relacion con la conveniencia de invertir en acciones en general o en el Index Fund en particular o con respecto a la capacidad del Indice S&P 500 de seguir el desempeno del mercado de acciones general. La unica relacion de S&P's con Hartford Life Insurance Company es el licenciamiento de ciertas marcas comerciales y marcas registradas de S&P y del Indice S&P 500 que es determinado, compuesto y calculado por S&P independientemente del Index Fund o de Hartford Life Insurance Company. S&P no tiene obligacion de tomar en cuenta las necesidades del Index Fund o de sus accionistas, o de Hartford Life Insurance Company, al determinar, componer o calcular el Indice S&P 500. S&P no es responsable de y no ha participado en determinar el valor de activo neto del Index Fund o el plazo de emision o venta de las acciones del Index Fund. S&P no tiene obligacion o responsabilidad alguna en relacion con la administracion, comercializacion u operacion del Index Fund.

    Asimismo, S&P no garantiza la exactitud y/o integridad del Indice S&P 500 o de cualquier informacion incluida en ese respecto, y S&P no asume responsabilidad alguna por cualesquier errores, omisiones o interrupciones en ese respecto. S&P no otorga garantia alguna, expresa o implicitamente, en cuanto a los resultados que pudieran obtener el Index Fund, sus accionistas o cualquier otra persona o entidad basandose en el uso del Indice S&P 500 o de cualquier informacion incluida en ese respecto. S&P no estipula ninguna garantia, expresa
o implicita, y expresamente deniega cualesquier garantia de comerciabilidad o adecuacidad para un proposito o uso especifico con respecto al Indice S&P 500 o cualquier informacion incluida en ese respecto. Sin limitacion a lo estipulado anteriormente, S&P no sera responsable en ningun momento por cualesquier danos especiales, punitivos, indirectos o consiguientes (incluyendo perdida de ganancias), a pesar de ser notificado acerca de la posibilidad de tales danos.

---------------------------------------------------
                             HARTFORD INTERNATIONAL
                            OPPORTUNITIES FUND, INC.

    El Hartford International Opportunities Fund, Inc. (el "International Opportunities Fund") fue constituido en 1990 en virtud de las leyes del estado de Maryland.

    OBJETIVO DE INVERSION.

    El International Opportunities Fund busca una tasa de rendimiento total a largo plazo consistente con un riesgo de inversion prudente a traves de la inversion principalmente en valores accionarios emitidos por companias no estadounidenses.

    ESTILO DE INVERSION.

    El International Opportunities Fund invierte en una cartera diversificada compuesta principalmente de valores accionarios que cubren una amplia gama de paises, industrias y empresas. Los valores en los cuales invierte el International Opportunities Fund estan denominados tanto en dolares de los EE.UU. como en divisas extranjeras (incluyendo la Unidad Monetaria Europea) y generalmente se cotizan en bolsas no estadounidenses. En condiciones normales de mercado, por lo menos el 65% de los activos total del International Opportunities Fund se invierten en valores accionarios emitidos por companias no estadounidenses. Wellington Management utiliza una estrategia de tres pasos. Primero, Wellington Management determina las cualidades mas atractivas de los diversos paises en los cuales el International Opportunities Fund considera la posibilidad de invertir de conformidad con el entorno politico y economico de cada pais. Segundo, Wellington Management evalua las industrias en una base global para determinar que industrias ofrecen el mejor valor y potencial para la apreciacion del capital en vista de las condiciones economicas y de mercado actuales y proyectadas a nivel internacional. Por ultimo, Wellington Management lleva a cabo un analisis fundamental de las companias individuales y considera que companias incluir en la cartera del International Opportunities Fund que por lo general son companias grandes, de alta calidad que operan en mercados establecidos. El analisis fundamental de una empresa se basa en factores tales como el entorno empresarial, la administracion, el balance, la declaracion de ingresos, las ganancias estimadas, las utilidades, los dividendos y otros factores que sirven para medir el valor. Al considerar el valor de una compania para inversion, Wellington Management busca, entre otras cosas, un balance solido, dinamicas industriales atractivas, fuertes ventajas competitivas y un valor relativo atrayente dentro del contexto del mercado de cotizacion principal del valor. El International Opportunities Fund tambien puede invertir en una base limitada en companias mas pequenas y en mercados menos desarrollados. El International Opportunities Fundanticipa que, en condiciones de mercado normales, diversificara sus inversiones en por lo menos tres paises ademas de los Estados Unidos. El

18                                                         HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------

International Opportunities Fund estara sujeto a ciertos riesgos porque invierte principalmente en valores emitidos por companias no estadounidenses.

---------------------------------------------------
                       HARTFORD SMALL COMPANY FUND, INC.

    Hartford Small Company Fund, Inc. (el "Small Company Fund") fue constituido en 1996 en virtud de las leyes del estado de Maryland.

    OBJETIVO DE INVERSION.

    El Small Company Fund busca el crecimiento del capital invirtiendo principalmente en valores accionarios seleccionados sobre la base de su potencial de apreciacion del capital.

    ESTILO DE INVERSION.

    En condiciones economicas y de mercado normales por lo menos el 65% de los activos totales del Small Company Fund se invierte en valores accionarios de companias que tienen una capitalizacion inferior a los $2 mil millones ("Valores de Baja Capitalizacion"). Wellington Management identifica, a traves del analisis fundamental, a companias que considera tienen un potencial sustancial de apreciacion del capital a corto plazo independientemente del sector industrial. No obstante, Wellington Management evalua el riesgo asociado con un sector en particular a fin de mantener una diversificacion amplia. Al seleccionar las inversiones, Wellington Management considera valores de companias que, a su criterio, tienen un potencial de crecimiento de ingresos superior al promedio, estan subvaluados en relacion con su potencial de inversion, tienen negocios y/o caracteristicas financieras fundamentales que los inversionistas no han llegado a comprender en su totalidad, o son relativamente obscuros, es decir, no han sido descubiertos por la comunidad de inversionistas. El analisis fundamental de una empresa se basa en factores tales como el entorno empresarial, la administracion, el balance, la declaracion de ingresos, las ganancias estimadas, las utilidades, los dividendos y otros factores que sirven para medir el valor. Hasta el 20% de los activos totales del Small Company Fund puede invertirse en valores de companias no estadounidenses. La inversion en Valores de Baja Capitalizacion conlleva riesgos especiales. Vease "Politicas de Inversion Comunes y Factores de Riesgo -- Valores de Baja Capitalizacion".

---------------------------------------------------
                           HARTFORD STOCK FUND, INC.

    Hartford Stock Fund, Inc. (el "Stock Fund") fue constituido en 1976 en virtud de las leyes del estado de Maryland.

    OBJETIVO DE INVERSION.

    El Stock Fund busca el crecimiento del capital a largo plazo principalmente a traves de la apreciacion del capital, con el ingreso como consideracion secundaria, invirtiendo principalmente en valores accionarios.

    ESTILO DE INVERSION.

    En condiciones economicas y de mercado normales por lo menos el 65% de los activos totales del Stock Fund estan invertidos en acciones. El Stock Fund invierte en una cartera diversificada compuesta principalmente de valores accionarios utilizando una estrategia de inversion de dos niveles. Primero, bajo lo que se conoce a veces como "metodo de busqueda descendente en las inversiones", Wellington Management analiza el entorno macroeconomico y de inversion. Esto incluye una evaluacion de las condiciones economicas, normas monetarias y fiscales de los Estados Unidos, tendencias demograficas y expectativas de los inversionistas. Mediante el metodo de busqueda descendente en las inversiones, Wellington anticipa los cambios seculares y ciclicos e identifica los sectores industriales y economicos que se estima superaran el indice de crecimiento general de la economia. Segundo, despues del metodo de busqueda descendente en las inversiones se implementa el metodo de busqueda ascendente en las inversiones, que se basa en el analisis fundamental para identificar valores especificos para la compra o la venta. La cartera del Stock Fund hace hincapie en companias de crecimiento de alta calidad. Las caracteristicas clave de las companias de crecimiento de alta calidad incluyen una posicion de liderazgo dentro de la industria, un balance solido, una alta rentabilidad sobre las acciones, dividendos estables o en aumento, un equipo de administracion fuerte, y una posicion competitiva a nivel mundial. El analisis fundamental de una empresa se basa en factores tales como el entorno empresarial, la administracion, el balance, la declaracion de ingresos, las ganancias estimadas, las utilidades, los dividendos y otros factores que sirven para medir el valor. Hasta el 20% de los activos totales del Stock Fund pueden invertirse en valores de companias no estadounidenses.

---------------------------------------------------
                          HARTFORD ADVISERS FUND, INC.

    Hartford Advisers Fund, Inc. (el "Advisers Fund") fue constituido en 1982 en virtud de las leyes del estado de Maryland.

    OBJETIVO DE INVERSION.

    El Advisers Fund busca el rendimiento total maximo a largo plazo consistente con un riesgo de inversion prudente invirtiendo en acciones comunes y otros valores accionarios, bonos y otros titulos de deuda e instrumentos del mercado de dinero.

    ESTILO DE INVERSION.

    El Advisers Fund busca lograr su objetivo a traves de la asignacion dinamica de sus activos entre las categorias de activos de los valores accionarios, titulos de deuda e instrumentos del mercado de dinero en base al criterio de

HARTFORD MUTUAL FUNDS                                                         19
--------------------------------------------------------------------------------

Wellington Management con respecto al entorno de inversion pronosticado para los activos financieros, valores fundamentales relativos y cualidades de cada categoria de activo y rentabilidad futura estimada de cada categoria de activo. Wellington Management basa sus decisiones con respecto a la asignacion de activos en el analisis fundamental y su intencion no es pronosticar el comportamiento del mercado a corto plazo entre las categorias de activos. Como resultado, se espera que los cambios en las asignaciones de activos sean graduales y continuas y que el Advisers Fund normalmente tendra alguna porcion de sus activos invertida en cada categoria de activos. El Advisers Fund no estipula porcentajes limites sobre los montos que pueden asignarse a cada categoria de activos. Las inversiones del Advisers Fund en valores accionarios y valores convertibles en valores accionarios seran considerablemente similar a las inversiones autorizadas para el Stock Fund. Vease "Hartford Stock Fund, Inc.". Los titulos de deuda en los cuales puede invertir el Advisers Fund incluyen valores emitidos o garantizados por el Gobierno de los EE.UU., sus agencias u organismos, valores clasificados como aptos para inversion, o en caso de no estar clasificados, que Wellington Management considere que son de calidad comparable, y con respecto al 5% de los activos del Advisers Fund, valores clasificados como no aptos para inversion que se consideran como valores especulativos o bonos chatarra. Los instrumentos de mercado de dinero en los cuales puede invertir el Advisers Fund se describen en la seccion titulada "Politicas de Inversion Comunes y Factores de Riesgo -- Instrumentos del Mercado de Dinero y Estrategias de Inversion Temporarias". Hasta el 20% de los activos totales del Advisers Fund se pueden invertir en valores de companias no estadounidenses.

---------------------------------------------------
                             HARTFORD INTERNATIONAL
                              ADVISERS FUND, INC.

    Hartford International Advisers Fund, Inc. (el "International Advisers Fund") fue constituido en 1994 en virtud de las leyes del estado de Maryland.

    OBJETIVO DE INVERSION.

    El International Advisers Fund busca el rendimiento total maximo a largo plazo consistente con un riesgo de inversion prudente.

    ESTILO DE INVERSION.

    El International Advisers Fund busca lograr su objetivo a traves de la asignacion dinamica de sus activos entre las categorias de activos de los valores accionarios, titulos de deuda e instrumentos del mercado de dinero en base al criterio de Wellington Management con respecto al entorno de inversion pronosticado para los activos financieros, valores fundamentales relativos y cualidades de cada categoria de activo y rentabilidad futura estimada de cada categoria de activo. Wellington Management basa sus decisiones con respecto a la asignacion de activos en el analisis fundamental y su intencion no es pronosticar el comportamiento del mercado a corto plazo entre las categorias de activos. Como resultado, se espera que los cambios en las asignaciones de activos sean graduales y continuas y que el International Advisers Fund normalmente tendra alguna porcion de sus activos invertida en cada categoria de activos. El International Advisers Fund no estipula porcentajes limites sobre los montos que pueden asignarse a cada categoria de activos. Las inversiones del International Advisers Fund en valores accionarios son sustancialmente similares a las inversiones en valores accionarios autorizadas para el International Opportunities Fund. Vease "Hartford International Opportunities Fund, Inc. -- Estilo de Inversion".

    El International Advisers Fund consiste de una cartera diversificada de valores que cubren una amplia gama de paises, industrias y companias. El International Advisers Fund anticipa que, en condiciones normales de mercado, diversificara sus inversiones en por lo menos tres paises ademas de los Estados Unidos.

    Los valores en los cuales invierte el International Advisers Fund estan denominados tanto en dolares estadounidenses como en divisas extranjeras (incluyendo la Unidad Monetaria Europea) y generalmente se cotizan en bolsas no estadounidenses.

    Los titulos de deuda en los cuales puede invertir el International Advisers Fund incluyen titulos de deuda no convertibles, aptos para inversion asignados dentro de las cuatro categorias superiores de clasificacion crediticia de bonos por Moody's Investors Services, Inc. ("Moody's") o S&P, o, de no estar clasificados, que Wellington Management determine que son de calidad comparable. Ademas, el International Advisers Fund puede invertir hasta el 15% de sus activos totales en valores especulativos, comunmente conocidos como "bonos chatarra". Tales valores pueden tener una clasificacion tan baja como "C" por Moody's y S&P, o en caso de no estar clasificados, Wellington Management debe determinar que son de calidad comparable.

---------------------------------------------------
                            HARTFORD BOND FUND, INC.

    Hartford Bond Fund, Inc. (el "Bond Fund") fue constituido en 1982 en virtud de las leyes del estado de Maryland.

    OBJETIVO DE INVERSION.

    El Bond Fund busca un ingreso corriente maximo consistente con la preservacion del capital invirtiendo principalmente en valores de renta fija.

    ESTILO DE INVERSION.

    El Bond Fund consta de una cartera diversificada de valores de renta fija. En circunstancias normales por lo

20                                                         HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------

menos el 80% de la cartera del Bond Fund esta invertida en valores tipo bonos clasificados como aptos para inversion. Hasta el 20% del Bond Fund puede invertirse en valores clasificados en la categoria mas alta por debajo del grado de inversion ("Ba" por Moody's o "BB" por S&P, o si no tienen clasificacion, que HIMCO determine que son de calidad comparable. Los valores con una clasificacion inferior a grado de inversion son llamados comunmente "valores de alto rendimiento y alto riesgo" o "bonos chatarra". No se hace inversion alguna en titulos de deuda con una clasificacion inferior a "Ba" y "BB", o si no tienen clasificacion, que HIMCO determine que son de calidad comparable. Las inversiones en valores clasificados en la categoria mas alta por debajo del grado de inversion pueden ofrecer una compensacion atractiva de riesgo/ rendimiento y la inversion en este sector puede optimizar el rendimiento actual y la rentabilidad total del Bond Fund a largo plazo. La inversion en valores dentro de esta clasificacion crediticia combinada con la porcion de grado de inversion de la cartera tiene como objetivo ofrecer a los inversionistas un nivel de ingresos corrientes altos y una rentabilidad total relativa atractiva.

    El Bond Fund invertira por lo menos el 65% de sus activos totales en bonos y titulos de deuda con un vencimiento de por lo menos un ano. El Bond Fund puede invertir hasta el 15% de sus activos totales en acciones preferentes, valores convertibles y valores con garantias para la compra de valores accionarios. El Bond Fund no invertira directamente en acciones comunes, pero puede mantener, por periodos de tiempo razonables, acciones comunes adquiridas al convertir los titulos de deuda o al ejercer las garantias (warrants) adquiridas con los titulos de deuda. En circunstancias normales, hasta el 20% de los activos totales del Bond Fund pueden invertirse en valores de companias no estadounidenses.

---------------------------------------------------
                               HARTFORD MORTGAGE
                             SECURITIES FUND, INC.

    Hartford Mortgage Securities Fund, Inc. (el "Mortgage Securities Fund") fue constituido en 1984 en virtud de las leyes del estado de Maryland.

    OBJETIVO DE INVERSION.

    El Mortgage Securities Fund busca un ingreso corriente maximo consistente con la seguridad del principal y el mantenimiento de la liquidez invirtiendo principalmente en valores hipotecarios, incluyendo valores emitidos por la Asociacion Hipotecaria Nacional Gubernamental (GNMA, siglas en ingles).

    ESTILO DE INVERSION.

    El Mortgage Securities Fund procura lograr su objetivo invirtiendo, en circunstancias normales, por lo menos el 65% de sus activos totales en valores de alta calidad relacionados con hipotecas ya sean (i) emitidos por agencias u organismos o empresas patrocinadas por el Gobierno de los EE.UU., o (ii) clasificados A o mejor por Moody's o S&P o, si no tienen clasificacion, que HIMCO determine que son de calidad comparable. En ocasiones, el Mortgage Securities Fund puede invertir en valores relacionados con hipotecas que no cumplan con los estandares de calidad de inversion antedichos cuando HIMCO determine que tales inversiones son consistentes con el objetivo de inversion del Fondo; no obstante, tales inversiones no excederan el 20% del valor de los activos totales del Fondo. Dichas inversiones se consideraran valores relacionados con hipotecas a fines de la politica del Fondo de invertir por lo menos el 65% del valor de sus activos totales en valores relacionados con hipotecas, incluyendo valores emitidos por GNMA.

---------------------------------------------------
                            HARTFORD U.S. GOVERNMENT
                            MONEY MARKET FUND, INC.

    Hartford U.S. Government Money Market Fund, Inc. (el "U.S. Government Money Market Fund") fue constituido en 1982 en virtud de las leyes del estado de Maryland.

    OBJETIVO DE INVERSION.

    El U.S. Government Money Market Fund busca un ingreso corriente maximo consistente con la preservacion del capital.

    ESTILO DE INVERSION.

    El U.S. Government Money Market Fund busca mantener un valor del activo estable de $1.00 por accion; no obstante, no se ofrece garantia alguna de que el Fondo alcanzara su objetivo. El U.S. Government Money Market Fund consistira totalmente de efectivo, equivalentes de efectivo y titulos de deuda de alta calidad segun se autoriza de conformidad con la Regla 2a-7 de la Ley de Sociedades de Inversion de 1940 (la "ley de 1940"). Cada inversion tendra una fecha de vencimiento efectiva de 397 dias o menos computada conforme a la Regla 2a-7. El vencimiento promedio de la cartera variara de conformidad con la evaluacion que HIMCO haga de las condiciones del mercado de dinero y no excedera los 90 dias. Todos los valores comprados por el U.S. Government Money Market Fund estaran denominados en dolares estadounidenses.

    El U.S. Government Money Market Fund busca lograr sus objetivos invirtiendo en obligaciones negociables a corto plazo emitidas o garantizadas por el Gobierno de los EE.UU. o por las agencias y organismos del Gobierno de los EE.UU., ya sea que esten o no respaldadas totalmente por el Gobierno de los Estados Unidos.

HARTFORD MUTUAL FUNDS                                                         21
--------------------------------------------------------------------------------

---------------------------------------------------
                          HVA MONEY MARKET FUND, INC.

    HVA Money Market Fund, Inc. (el "Money Market Fund") fue constituido en 1982 en virtud de las leyes del estado de Maryland.

    OBJETIVO DE INVERSION.

    El Money Market Fund busca un ingreso corriente maximo consistente con la liquidez y la preservacion del capital.

    ESTILO DE INVERSION.

    El Money Market Fund busca mantener un valor del activo neto estable de $1.00 por accion; no obstante, no se ofrece garantia alguna de que el Fondo alcance este objetivo. El Money Market Fund consistira totalmente de efectivo, equivalentes de efectivo y titulos de deuda de alta calidad segun se autoriza de conformidad con la Regla 2a-7 de la Ley de Sociedades de Inversion de 1940 (la "ley de 1940"). Cada inversion tendra una fecha de vencimiento efectiva de 397 dias o menos computada conforme a la Regla 2a-7. El vencimiento promedio de la cartera variara de conformidad con la evaluacion que HIMCO haga de las condiciones del mercado de dinero y no excedera los 90 dias. Todos los valores comprados por el Money Market Fund estaran denominados en dolares estadounidenses.

---------------------------------------------------
                         POLITICAS DE INVERSION COMUNES
                              Y FACTORES DE RIESGO

--------------------------------
                       INSTRUMENTOS DEL MERCADO DE DINERO
                     Y ESTRATEGIAS DE INVERSION TEMPORARIAS

    A excepcion del Money Market Fund y del U.S. Government Money Market Fund, que pueden invertir en efectivo, equivalentes de efectivo e instrumentos del mercado de dinero en cualquier momento, todos los demas Fondos pueden mantener efectivo o equivalentes de efectivo e invertir en instrumentos del mercado de dinero de alta calidad en circunstancias apropiadas segun el criterio de HIMCO o de Wellington Management. Tales Fondos pueden invertir hasta el 100% de sus activos en efectivo, equivalentes de efectivo o instrumentos del mercado de dinero solamente para fines de proteccion temporarios.

    Los instrumentos del mercado de dinero incluyen: (1) aceptaciones bancarias;
(2) obligaciones del gobierno (ya sean estadounidenses o no estadounidenses y de sus agencias y organismos; (3) obligaciones empresariales a corto plazo, incluyendo papel comercial, pagares y bonos; (4) otros instrumentos de deuda a corto plazo; (5) obligaciones de bancos de los EE.UU., sucursales no estadounidenses de bancos de los EE.UU. (Eurodolares), sucursales de EE.UU. y agencias de bancos no estadounidenses (dolares Yankee), y sucursales no estadounidenses de bancos no estadounidenses; (6) valores respaldados por activos; y (7) Acuerdos de recompra.

---------------------------------------------------
                              ACUERDOS DE RECOMPRA

    Cada Fondo esta autorizado a celebrar acuerdos de recompra totalmente garantizados. Un acuerdo de recompra es un acuerdo mediante el cual el vendedor de un valor conviene en volver a comprar el valor vendido a un precio y a una fecha acordados de antemano. Asimismo, se puede considerar como un prestamo de dinero que un Fondo concede al vendedor. El precio de reventa sera superior al precio de compra, reflejando una tasa de interes de mercado acordada previamente. Podran ocurrir demoras o perdidas si la otra parte al acuerdo incumple o se declara insolvente. La Junta Directiva del Fondo ha establecido estandares para la evaluacion de la solvencia de los bancos y corredores de valores con los cuales los Fondos podrian celebrar acuerdos de recompra y trimestralmente se asegura que HIMCO y Wellington Management se atengan a estos estandares. Actualmente, cada Fondo puede celebrar acuerdos de recompra solamente con bancos de inversion que tenga un capital de por lo menos $500 millones y $1 mil millones en activos o con corredores de valores gubernamentales bien establecidos con un capital neto minimo de $100 millones.

---------------------------------------------------
                         ACUERDOS INVERSOS DE RECOMPRA

    Cada Fondo tambien puede celebrar acuerdos inversos de recompra. Los acuerdos inversos de recompra involucran la venta de los activos en cartera por parte de un fondo concurrentemente con un acuerdo del Fondo de volver a comprar los mismos activos en una fecha posterior a un precio fijo. Los acuerdos inversos de recompra conllevan el riesgo de que el valor de mercado de los valores que un Fondo esta obligado a volver a comprar pueden caer por debajo del precio de recompra. Un acuerdo inverso de recompra se considera un prestamo garantizado realizado por un Fondo. Los prestamos magnifican el potencial de ganancia o perdida de los valores en cartera de un Fondo y, por lo tanto, aumentan las probabilidades de fluctuacion del valor del activo neto de un Fondo. Un Fondo puede establecer una cuenta separada con el banco custodio del Fondo en el cual un Fondo mantendra activos liquidos de un valor equivalente a las obligaciones del Fondo con respecto a los acuerdos inversos de recompra. Conforme a una politica no fundamental, un Fondo no celebrara transacciones inversas de recompra si la combinacion de todos los prestamos obtenidos de los bancos y el valor de los acuerdos inversos de recompra para un Fondo en particular equivalen a mas del 33 1/3% del valor de los activos totales del Fondo.

22                                                         HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------

---------------------------------------------------
                                TITULOS DE DEUDA

    Cada Fondo esta autorizado a invertir en titulos de deuda incluyendo: (1) valores emitidos o garantizados en cuanto al capital e intereses por el Gobierno de los EE.UU., sus agencias u organismos; (2) titulos de deuda emitidos o garantizados por empresas de los EE.UU. u otros emisores (incluyendo gobiernos o empresas extranjeras); (3) valores respaldados por activos (International Opportunities Fund, International Advisers Fund, Advisers Fund, Bond Fund, Mortgage Securities Fund y Money Market Fund solamente); (4) valores relacionados con hipotecas, incluyendo obligaciones hipotecarias garantizadas ("CMO's") (International Opportunities Fund, International Advisers Fund, Advisers Fund, Bond Fund, y Mortgage Securities Fund solamente); y (5) valores emitidos o garantizados en cuanto al capital e intereses por un gobierno soberano o una de sus agencias o subdivisiones politicas, entidades supranacionales como bancos de fomento, empresas no estadounidenses, bancos o companias de holding bancarias, u otros emisores no estadounidenses.

---------------------------------------------------
                         TITULOS DE DEUDA CLASIFICADOS
                           COMO APTOS PARA INVERSION

    Cada Fondo esta autorizado a invertir en titulos de deuda clasificados dentro de las cuatro categorias de clasificacion crediticias mas altas (es decir, Aaa, Aa, A o Baa por Moody's o AAA, AA, A o BBB por S&P), o, si no estan clasificados, que HIMCO o Wellington Management determinen que son de calidad comparable. Estos valores se conocen comunmente como "valores aptos para inversion". Cada categoria de clasificacion crediticia consta de diferentes grados o subcategorias. Si un Fondo esta autorizado a invertir en una categoria crediticia particular, el Fondo tambien puede invertir en cualquiera de las subcategorias o grados dentro de dicha categoria crediticia. Si al valor se le asigna un grado mas bajo y por tanto pierde su calificacion como apto para inversion, HIMCO o Wellington Management, a su criterio, decidiran si conservar
o vender basandose en su opinion de cual es la mejor estrategia para optimizar el valor de los accionistas a largo plazo. Los titulos de deuda con la cuarta clasificacion mas alta (es decir, "Baa" por Moody's y "BBB" por S&P), y valores no clasificados de calidad comparable (segun el criterio de HIMCO o Wellington Management) se consideran que tienen una capacidad adecuada para cumplir con el pago de capital e intereses, pero conllevan un grado de riesgo mas alto que las inversiones en titulos de deuda con una clasificacion mas alta.

---------------------------------------------------
                            TITULOS DE DEUDA DE ALTO
                           RENDIMIENTO Y ALTO RIESGO

    El Capital Appreciation Fund, el Advisers Fund y el International Opportunities Fund pueden invertir hasta el 5% de sus activos y el International Advisers Fund puede invertir hasta el 15% de sus activos en titulos de deuda de alto rendimiento (es decir, valores con una clasificacion de "C" por Moody's o S&P, y valores no clasificados de calidad comparable segun el criterio de Wellington Management). El Bond Fund puede invertir hasta el 20% de sus activos en valores clasificados en la categoria mas alta por debajo del grado de inversion ("Ba" por Moody's o "BB" por S&P) o si no estan clasificados, que HIMCO determine que son de calidad comparable. Los valores clasificados por debajo del grado de inversion se conocen comunmente con el nombre de "valores de alto rendimiento y alto riesgo" o "bonos chatarra" (junk bonds). Cada categoria de clasificacion crediticia consta de diferentes graduaciones o subcategorias. Si un Fondo esta autorizado a invertir en una determinada categoria crediticia, el Fondo tambien puede invertir en cualquiera de las subcategorias o grados dentro de tal categoria crediticia. Si se le asigna al valor un grado mas bajo y por tanto pierde su calificacion como apto para inversion, HIMCO o Wellington Management, a su criterio, decidiran si conservar o vender basandose en su opinion de cual es la mejor estrategia para optimizar el valor de los accionistas a largo plazo. Los valores en las categorias crediticias por debajo de "Baa" por Moody's y "BBB" por S&P se consideran de baja calidad y predominantemente especulativos. Las descripciones de los servicios de clasificacion de valores se estipulan en el Apendice A. Los valores de alto rendimiento y alto riesgo se consideran especulativos con respecto a la capacidad del emisor de pagar el interes y cumplir con los pagos del capital de conformidad con los terminos de las obligaciones. Por consiguiente, es posible que estos tipos de factores pudieran, en ciertos casos, reducir el precio de los valores mantenidos por el Fondo con un efecto de igual medida sobre el valor de las acciones del Fondo.

---------------------------------------------------
                            VALORES RESPALDADOS POR
                            ACTIVOS Y POR HIPOTECAS

    El Advisers Fund, International Advisers Fund, International Opportunities Fund, Bond Fund y Mortgage Securities Fund pueden invertir en valores respaldados por hipotecas y el Advisers Fund, International Advisers Fund, International Opportunities Fund, Bond Fund, Mortgage Securities Fund y Money Market Fund pueden invertir en valores respaldados por activos. Los valores respaldados por activos representan una participacion en, o estan garantizados por, prestamos hipotecarios e incluyen valores emitidos o garantizados por el Gobierno de los Estados Unidos o una de sus agencias u organismos; valores emitidos por emisores privados que representan un interes en, o estan garantizados por, valores respaldados por hipotecas

HARTFORD MUTUAL FUNDS                                                         23
--------------------------------------------------------------------------------

emitidos o garantizados por el Gobierno de los Estados Unidos, o una de sus agencias u organismos; o valores emitidos por emisores privados que representan un interes en o estan garantizados por prestamos hipotecarios pero que por lo general tienen alguna forma de optimizacion de credito privado. Los valores respaldados por activos estan estructurados de igual manera que los valores respaldados por hipotecas, pero en vez de prestamos hipotecarios o intereses en prestamos hipotecarios, los activos subyacentes pueden incluir ventas de vehiculos automotores a plazos o contratos de prestamos a plazo, contratos de arrendamiento de diversos tipos de propiedad personal e inmobiliaria, y efectos a cobrar de acuerdos de tarjetas de credito.

    En vista del riesgo que presenta el pago por anticipado, especialmente cuando disminuyen las tasas de interes, los valores respaldados por hipotecas y por activos son menos efectivos que otros tipos de valores en cuanto a "fijar" tasas de interes atractivas a largo plazo y, como resultado, pueden tener un potencial inferior para la apreciacion del capital durante periodos de tasas de interes a la baja si se los compara con otros valores con vencimientos similares. La capacidad de un emisor de valores respaldados por activos de hacer cumplir su interes garantizado en los activos subyacentes puede ser limitada.

---------------------------------------------------
                              VALORES ACCIONARIOS

    Todos los Fondos a excepcion del Bond Fund, Mortgage Securities Fund, Money Market Fund y U.S. Government Money Market Fund y Money Market Fund pueden invertir en valores accionarios incluyendo acciones comunes, acciones preferentes, acciones preferentes convertibles y derechos para adquirir dichos valores. Ademas, estos Fondos pueden invertir en valores como bonos, "debentures" (bonos sin garantia especifica) y pagares empresariales que pueden convertirse en acciones comunes a opcion del tenedor. El Bond Fund puede invertir hasta el 15% de sus activos totales en acciones preferentes, valores convertibles y valores con garantias (warrants) para comprar valores accionarios. El Bond Fund no invertira en acciones comunes directamente, pero puede mantener, por periodos de tiempo razonables, acciones comunes adquiridas a la fecha de la conversion de los valores accionarios o al ejercer las garantias (warrants) adquiridas con los titulos de deuda.

---------------------------------------------------
                         VALORES DE BAJA CAPITALIZACION

    Todos los Fondos a excepcion del Bond Fund, Mortgage Securities Fund, U.S. Government Money Market Fund y Money Market Fund pueden invertir en valores accionarios (incluyendo valores emitidos en ofertas publicas iniciales) de companias que tengan una capitalizacion de mercado inferior a los $2 mil millones ("Valores de Baja Capitalizacion"). En vista que los emisores de Valores de Baja Capitalizacion suelen ser companias mas pequenas o menos establecidas, pueden tener lineas de productos, una participacion de mercado o recursos financieros mas limitados y pueden tener menos datos historicos con respecto a las operaciones y la gestion. Como resultado, los Valores de Baja Capitalizacion a menudo son menos negociables y experimentan una volatilidad de precio superior a la de los valores de companias mas grandes y mas establecidas. Asimismo, las companias cuyos valores se suscriben mediante oferta publica pueden depender mas de un numero limitado de empleados clave. En vista de que los valores que se emiten a traves de ofertas publicas se ofrecen al publico por primera vez, el mercado para tales valores puede ser ineficiente y tener menor liquidez.

---------------------------------------------------
                           VALORES NO ESTADOUNIDENSES

    En circunstancias normales el International Opportunities Fund y el International Advisers Fund tienen la intencion de invertir por lo menos el 65% de sus activos en valores emitidos por companias no estadounidenses ("valores no estadounidenses"). Ademas, el International Opportunities Fund y el International Advisers Fund puede invertir en fondos mancomunados ofrecidos por bancos no estadounidenses. Todos los demas Fondos, a excepcion del Mortgage Securities Fund y el U.S. Government Money Market Fund, estan autorizados a invertir hasta el 20% de sus activos, y el Money Market Fund esta autorizado a invertir hasta el 25% de sus activos, en valores no estadounidenses. El Bond Fund tiene la intencion de comprar valores denominados en dolares estadounidenses, o de tener otra denominacion, utilizar operaciones de divisas para reflejar la valuacion del dolar estadounidense a la fecha de compra o mientras el valor este en el Fondo. Todos los Fondos, a excepcion del Bond Fund, U.S. Government Money Market Fund y el Money Market Fund pueden invertir en Certificados de Deposito Norteamericanos ("ADRs") y Certificados de Depositos Globales ("GDRs"). Los ADRs son certificados emitidos por un banco o compania fiduciaria de los EE.UU. y representan el derecho de recibir valores no estadounidenses. Los ADRs se cotizan en una bolsa de valores de EE.UU., o en un mercado secundario ("over-the-counter"), y estan denominados en dolares estadounidenses. Los GDRs son certificados emitidos a nivel global y evidencian un convenio de titularidad similar. Los GDRs se cotizan en bolsas no estadounidenses y estan denominados en monedas no estadounidenses. El valor de un ADR o un GDR fluctuara conforme al precio del valor subyacente, reflejara cualquier variacion en los tipos de cambio y conllevara los riesgos asociados con la inversion en valores no estadounidenses.

    Al seleccionar valores no estadounidenses, HIMCO o Wellington Management evaluaran el entorno politico y economico y los principales mercados de valores del pais en el cual la compania esta ubicada. La inversion en valores no estadounidenses conlleva consideraciones y riesgos

24                                                         HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------

potenciales que por lo general no se asocian con la inversion en valores emitidos por empresas estadounidenses. Es posible que exista menos informacion disponible sobre las empresas no estadounidenses que sobre las empresas estadounidenses y las empresas no estadounidenses generalmente no estan sujetas a los mismos estandares contables, de auditoria y de divulgacion financiera o a otras normas y requisitos regulatorios comparables a los que estan vigentes en las empresas de los Estados Unidos. El precio de los valores no estadounidenses podria verse afectado por las variaciones en los tipos de cambio o por las reglamentaciones de control de cambio, restricciones o prohibiciones sobre la repatriacion de monedas no estadounidenses, aplicacion de leyes fiscales no estadounidenses, incluyendo impuestos de retencion en la fuente, cambios en el gobierno o en las politicas monetarias y economicas (dentro o fuera de los EE.UU.) o cambios en las relaciones entre naciones. Asimismo se incurren costos relacionados con la conversion entre varias monedas. Si bien el International Opportunities Fund y el International Advisers Fund se concentraran en empresas que operan en mercados establecidos, de vez en cuando los Fondos podran invertir hasta el 25% de sus activos en companias ubicadas en mercados emergentes. Comparado con los Estados Unidos y otros paises desarrollados, los paises en desarrollo pueden tener gobiernos relativamente inestables, economias basadas en unas pocas industrias y mercados de valores menos liquidos y que cotizan un numero menor de valores. Los precios en estas bolsas tienden a ser volatiles y, en el pasado, los valores de estos paises han estado sujetos a un mayor potencial de ganancias (asi como de perdidas) que los valores de companias ubicadas en los paises desarrollados. Vease la DIA para mas informacion sobre riesgos adicionales de los valores no estadounidenses.

---------------------------------------------------
                            OPERACIONES CON DIVISAS

    Todos los fondos, a excepcion del Index Fund, el Mortgage Securities Fund, el U.S. Government Money Market Fund y Money Market Fund, pueden celebrar operaciones con divisas para proteger el valor de sus valores en cartera denominados en monedas especificas contra las fluctuaciones en el valor relativo. Las operaciones con divisas incluyen contratos de cambio a plazo, intercambio de monedas, contratos de futuros en divisas cotizados en la bolsa y en el mercado secundario ("OTC") y opciones sobre los mismos y opciones cotizadas en la bolsa y en el mercado secundario sobre las divisas.

    Los contratos de cambio a plazo involucran una obligacion negociada privadamente para comprar o vender una moneda especifica en una fecha futura, que puede ser cualquier numero fijo de dias a partir de la fecha del contrato convenido por las partes, a un precio fijado al momento de celebrar el contrato. Los intercambios de moneda son acuerdos para intercambiar flujos de efectivo en base a la diferencia nocional entre dos o mas monedas. Vease "Acuerdos de Intercambios de Moneda ("Swaps").

    El uso de operaciones con divisas para proteger el valor de los activos del Fondo contra una disminucion en el valor de una moneda no elimina las perdidas potenciales como resultado de las fluctuaciones en el precio de los valores subyacentes del Fondo. Ademas, los Fondos pueden celebrar operaciones con divisas solamente con contrapartes que HIMCO o Wellington Management considere solventes.

    Los Fondos pueden celebrar opciones y contratos de futuro relativos a divisas extranjeras con el fin de protegerse contra las fluctuaciones de las monedas extranjeras. Vease "Opciones y Contratos de Futuro" para un analisis de los factores de riesgo relacionados con las operaciones en moneda extranjera incluyendo opciones relativas y contratos de futuros.

---------------------------------------------------
                        OPCIONES Y CONTRATOS DE FUTUROS

    Cada Fondo, con la excepcion del U.S. Government Money Market Fund (Fondo del Mercado Monetario del Gobierno de los EE.UU.) y del Money Market Fund (Fondo del Mercado Monetario), puede emplear ciertas tecnicas de resguardo, aumento de ingresos y administracion de riesgos que involucren opciones y contratos de futuros, aunque tales tecnicas tambien podrian causar perdidas al Fondo. Los Fondos pueden emitir opciones de compra cubierta u opciones de compraventa sobre los valores bursatiles individuales, emitir opciones de compraventa cubierta y comprar opciones de compraventa en monedas extranjeras, totales patrimoniales y garantias de deudas, indices de precios de patrimonios y garantias de deudas y otros indices financieros, y celebrar contratos de futuros y opciones sobre los mismos para la compra o venta de totales patrimoniales y garantias de deudas, indices patrimoniales y garantias de deudas y otros indices financieros.

    Un Fondo puede emitir unicamente opciones cubiertas. "Cubiertas" significa que mientras un Fondo este obligado como emisor de una opcion, sera propietario de los valores bursatiles o monedas subyacentes o de una opcion a comprar o vender los mismos valores bursatiles o monedas subyacentes que tengan una fecha de vencimiento no anterior a la fecha de vencimiento de la opcion cubierta y un precio de ejercicio igual o menor que el precio de ejercicio de la opcion cubierta, o establecera o mantendra con su custodio, por el termino de la opcion, una "cuenta segregada" compuesta de efectivo, valores bursatiles del Gobierno de los EE.UU. u otras obligaciones de deuda liquidas y de primera clase que tengan un valor igual al valor fluctuante de mercado de los valores bursatiles o monedas que son parte de la opcion. Un Fondo recibe una prima por emitir una opcion de compra o venta, lo cual aumenta el

HARTFORD MUTUAL FUNDS                                                         25
--------------------------------------------------------------------------------

rendimiento del Fondo si la opcion se vence sin ser ejercitada o es liquidada con una utilidad neta.

    Para resguardarse contra las fluctuaciones en las tasas de cambio monetario, estos Fondos pueden comprar o vender contratos de futuros en monedas extranjeras, y emitir opciones de compraventa y comprar opciones de compraventa sobre tales contratos de futuros. Al grado en que un Fondo celebre contratos de futuros, las opciones sobre los contratos de futuros y sobre monedas extranjeras que sean negociadas en una bolsa regulada por la Commodities Futures Trading Commission ("CFTC", organismo federal que vigila el correcto funcionamiento de la bolsa y sus agentes), en cada caso que no sea para propositos de resguardo bona fide (segun lo define la CFTC), el margen total inicial y las primas requeridas para establecer esas posiciones sin resguardo no podran exceder el 5% del valor de liquidacion de la cartera del Fondo, despues de tomar en consideracion las utilidades no percibidas y las perdidas no incurridas sobre cualquiera de tales contratos que haya celebrado el Fondo.

    El uso de un Fondo de opciones, futuros, y las opciones de los mismos, y de contratos monetarios a plazo (segun se describe bajo "Transacciones monetarias") involucrara ciertos riesgos de inversion y costos de transaccion a los que podria no estar sujeto si no se usaran tales estrategias. Tales riesgos incluyen los siguientes: (1) dependencia en la habilidad de HIMCO o Wellington Management para predecir los movimientos en los precios de valores bursatiles individuales, las fluctuaciones en los mercados generales de valores bursatiles o en las secciones de los mercados y los movimientos en las tasas de interes y en los mercados monetarios; (2)correlacion imperfecta entre los movimientos en los precios de valores bursatiles o monedas resguardados o usados para cubrir; (3) el hecho de que las habilidades y tecnicas necesarias para comerciar opciones, contratos de futuros y las opciones de los mismos o para usar contratos monetarios a plazo son diferentes de las que se necesitan para seleccionar los valores bursatiles en que invierte un Fondo; (4) falta de certeza de que un mercado secundario liquido existira para cualquier opcion, contrato de futuros, opcion del mismo o contrato a plazo en particular, en cualquier momento especifico, lo cual podria afectar la habilidad de un Fondo para establecer o liquidar una posicion; (5) posibles impedimentos para la administracion eficiente de la cartera o de la habilidad para cumplir las obligaciones circulantes a causa de la segregacion de un gran porcentaje de los activos del Fondo para cubrir sus obligaciones; y (6) la posible necesidad de diferir la liquidacion de ciertas opciones, contratos de futuros, opciones de los mismos y contratos a plazo a fin de continuar calificando para el tratamiento tributario beneficioso que se otorga a "companias de inversion regulada" bajo el Codigo de Impuestos Internos de 1986, segun sus modificaciones (el "Codigo"). Vease SAI para obtener informacion adicional sobre las opciones y contratos de futuros. Las opciones y contratos de futuros se conocen comunmente como valores bursatiles "secundarios".

---------------------------------------------------
                       ACUERDOS DE INTERCAMBIO DE VALORES

    Cada Fondo, con la excepcion del Index Fund, el U.S. Government Money Market Fund y el Money Market Fund, puede celebrar acuerdos de intercambio de tasas de interes, de monedas y otros tipos de acuerdos de intercambio tales como techos, limites y suelos. En un contrato tipico de intercambio de tasas de interes, una de las partes acuerda efectuar pagos regulares iguales a una tasa de interes flotante multiplicada por una "cantidad principal nocional", como compensacion a pagos iguales a una tasa fija multiplicada por la misma cantidad, por un periodo de tiempo especificado. Si un acuerdo de intercambio de valores estipula que se hagan pagos en monedas diferentes, las partes podran acordar intercambiar tambien la cantidad de capital nocional. Los acuerdos de intercambio de valores tambien pueden depender de otros precios y tasas, tales como el valor de un indice o las tasas de pagos anticipados de hipotecas.

    En un acuerdo tipico de techo o suelo, una de las partes acuerda efectuar pagos unicamente bajo circunstancias especificadas, usualmente en respuesta al pago de derechos por la otra parte. Por ejemplo, el comprador de un techo de tasa de interes obtiene el derecho a recibir pagos al grado de que una tasa de interes especificada exceda un nivel acordado, mientras que el vendedor de un techo de tasa de interes esta obligado a efectuar pagos al grado de que una tasa de interes especificada se reduzca mas alla de un nivel acordado. Un acuerdo de limites de tasas de interes combina los elementos de compra de un techo y de venta de un suelo.

    Los acuerdos de intercambio de valores tienden a cambiar la exposicion de inversion de un Fondo de un tipo de inversion a otro. Por ejemplo, si un Fondo acordo intercambiar pagos de tasa flotante por pagos de tasa fija, el acuerdo de intercambio tendera a reducir la exposicion del Fondo a las tasas de interes ascendentes. Los techos y los suelos tienen un efecto similar al de la compra o emision de opciones. Dependiendo de como se usen, los acuerdos de intercambio pueden aumentar o reducir la volatilidad general de las inversiones de un Fondo y la cotizacion de sus acciones y su rentabilidad. Los acuerdos de intercambio comunmente se conocen como valores bursatiles "secundarios".

    La utilizacion exitosa del resguardo y de las transacciones de administracion de riesgos requiere habilidades diferentes de las que se necesitan en la seleccion de los valores bursatiles de la cartera de un Fondo y depende de la habilidad de HIMCO o de Wellington Management la correcta prediccion de la direccion y grado de movimiento de las tasas de interes. Aunque los Fondos creen que el uso de las tecnicas de resguardo y

26                                                         HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------

administracion de riesgos descritas anteriormente beneficiaran a los Fondos, si el juicio de HIMCO o Wellington Management en cuanto a la direccion o grado del movimiento de las tasas de interes es incorrecto, el rendimiento general de un Fondo seria peor que si no hubiese realizado ninguna de tales transacciones. Estas actividades son comunmente usadas al administrar inversiones secundarias.

---------------------------------------------------
                       VALORES BURSATILES NO REALIZABLES

    A cada Fondo se le permite invertir en valores bursatiles no realizables. El porcentaje maximo de valores bursatiles no realizables que puede ser comprado por cada Fondo es de 15%, con excepcion del U.S. Government Money Market Fund y del Money Market Fund, para los que el limite es de 10% o sus activos netos. Los "valores bursatiles no realizables" son valores que no pueden ser vendidos o convertidos en el curso comercial ordinario dentro de siete dias a aproximadamente el precio usado para determinar el valor del activo neto de un Fondo. Cada Fondo puede comprar ciertos valores bursatiles restringidos que comunmente se conocen como valores de Regla 144A que pueden revenderse a instituciones y que pueden considerarse realizables de conformidad con las politicas y directrices de la Junta Directiva.

    De conformidad con las interpretaciones del personal de la Comision de Bolsa y Valores (Securities and Exchange Commission, SEC), los siguientes valores bursatiles pueden considerarse no realizables: (1) acuerdos de readquisicion con vencimiento en mas de siete dias; (2) ciertos valores bursatiles restringidos (valores cuya reventa publica este sujeta a restricciones legales o contractuales); (3) opciones, con respecto a valores bursatiles especificos, no negociados en una bolsa nacional que no sean comercializables inmediatamente; y
(4) cualquier otro valor bursatil en que un Fondo pudiera invertir y que no sea comercializable inmediatamente.

---------------------------------------------------
                        VALORES BURSATILES POR EMITIRSE
                             Y CON ENTREGA DIFERIDA

    A cada Fondo se le permite comprar o vender valores bursatiles en bases "por emitirse" o de "entrega diferida". Las transacciones por emitirse o de entrega diferida se originan cuando los valores bursatiles se compran o venden con pago y entrega realizados en el futuro a fin de asegurar lo que se considera un precio y rentabilidad ventajosos al momento de la realizacion de la transaccion. Aunque los Fondos generalmente compran valores bursatiles en bases por emitir con la intencion de adquirir los valores bursatiles, los Fondos pueden vender los valores bursatiles antes de la fecha de liquidacion si HIMCO o Wellington Management lo considera aconsejable. Al momento en que un Fondo hace el compromiso de comprar valores bursatiles en bases por emitirse, el Fondo registra la transaccion y posteriormente refleja el valor, cada dia, de tal valor bursatil en la determinacion del valor del activo neto. Al momento de entrega de los valores bursatiles, el valor podria ser mayor o menor que el precio de compra.

---------------------------------------------------
                          OTRAS COMPANIAS DE INVERSION

    A cada Fondo, con la excepcion del Index Fund, el U.S. Government Money Market Fund y el Money Market Fund, se le permite invertir en otras companias de inversion. Los valores bursatiles en ciertos paises son actualmente accesibles a los Fondos unicamente mediante tales inversiones. La inversion en otras companias de inversion esta limitada en cantidad por la Ley de 1940, e involucra el pago indirecto de una porcion de los gastos, incluso honorarios de asesoria, de dichas otras companias de inversion. Un Fondo no compra un valor bursatil si, como consecuencia de tal compra, (1) mas del 10% de los activos del Fondo quedarian invertidos en valores bursatiles de otras companias de inversion, (2) tal compra causaria que mas del 3% del total de los valores bursatiles con derecho a voto en circulacion de cualquiera de tales companias de inversion quedara en poder del Fondo o (3) mas del 5% de los activos del Fondo quedarian invertidos en cualquiera de tales companias de inversion.

---------------------------------------------------
                   PRESTAMO DE VALORES BURSATILES DE CARTERA

    Cada Fondo puede prestar sus valores bursatiles de cartera a agentes/cambistas y a otras instituciones como medio de ganar intereses. Demoras
o perdidas podrian resultar si un prestatario de valores bursatiles de cartera se declarara en bancarrota o no cumpliera con su obligacion de devolver los valores bursatiles prestados. Un Fondo puede prestar valores bursatiles unicamente si: (1) el prestamo es completamente garantizado por un colateral apropiado en todo momento, segun lo determine HL Advisors; y (2) el valor de todos los valores bursatiles prestados del Fondo no es mayor que el 33 1/3% de los activos totales del Fondo.

---------------------------------------------------
                            OTROS FACTORES DE RIESGO

    En su calidad de Fondos mutualistas que invierten principalmente en valores bursatiles patrimoniales y/o de deuda, cada Fondo esta sujeto a riesgos de mercado, tales como la posibilidad de que los precios de patrimonios y/o deudas en general declinen en periodos de tiempo cortos o aun extensos. Los mercados financieros tienden a ser ciclicos, con periodos en que los precios de los valores bursatiles generalmente aumentan y periodos en que los precios de los valores bursatiles generalmente se reducen.

    El valor de los valores bursatiles de deuda en que se invierten los Fondos tiende a aumentar cuando las tasas de interes se estan reduciendo y a reducirse cuando las tasas de interes estan aumentando.

HARTFORD MUTUAL FUNDS                                                         27
--------------------------------------------------------------------------------

    Ningun Fondo deberia ser considerado como un programa completo de inversion por si mismo. Cada posible comprador deberia tomar en consideracion sus propios objetivos de inversion, asi como sus otras inversiones, al considerar la compra de acciones de cualquier compania de inversion.

    No se puede asegurar el logro de los objetivos de inversion de los Fondos. Ademas, el riesgo inherente a la inversion en los Fondos es comun en cualquier valor bursatil -- el valor del activo neto fluctua en respuesta a los cambios en las condiciones economicas, las tasas de interes y la percepcion del mercado de los valores bursatiles de cartera subyacentes de cada Fondo.

    En procura de los objetivos de inversion de un Fondo, HIMCO y Wellington Management intentan seleccionar valores bursatiles individuales apropiados para incluirlos en la cartera de un Fondo. Ademas, HIMCO y Wellington Management intentan proyectar exitosamente las tendencias del mercado y aumentar las inversiones en los tipos de valores bursatiles mas aptos para aprovechar tales tendencias. Por tal razon, el inversionista depende del exito de HIMCO o Wellington Management no solo en la seleccion de valores bursatiles individuales, sino tambien en la identificacion de la mezcla apropiada de valores bursatiles que permita el logro de los objetivos de inversion de un Fondo.

---------------------------------------------------
                              LIMITES DE INVERSION

    Los Fondos han adoptado ciertos limites en un intento de reducir su exposicion a situaciones especificas. Algunos de estos limites son que cada Fondo no hara lo siguiente:

(a) invertir mas del 25% de sus activos en una sola industria;

(b) pedir dinero prestado a entidades que no sean bancos ni en cantidades que excedan el 33 1/3% del valor de los activos totales de un Fondo (aunque para propositos de esta restriccion los acuerdos de readquisicion inversa no se consideran prestamos, como politica operacional no fundamental, cada Fondo limitara los prestamos y transacciones de readquisicion inversa combinados al 33 1/3% del valor de los activos totales de un Fondo).

(c) con respecto al 75% del valor de los activos totales de cada Fondo, comprar los valores bursatiles de cualquier emisor (que no sea efectivo, equivalentes de efectivo o valores bursatiles emitidos o garantizados por el Gobierno de los EE.UU., sus agencias, intermediarios o autoridades) si:

    (1) tal compra causaria que mas del 5% de los activos totales del Fondo, tomados a su valor de mercado, quedaran invertidos en los valores bursatiles de tal emisor; o

    (2) tal compra causaria en ese momento que mas del 10% de los valores bursatiles con derecho a voto en circulacion de tal emisor quedaran en poder del Fondo.

    Estas restricciones de inversion son consideradas al momento de la compra de los valores bursatiles de inversion. Los limites arriba descritos, con la excepcion del inciso (b), y los que se describen bajo Restricciones Fundamentales de los Fondos en SAI, se consideran fundamentales y como tales solo pueden ser cambiados con la aprobacion de la mayoria de los accionistas de cada Fondo.

---------------------------------------------------
                          ADMINISTRACION DE LOS FONDOS

    La Junta Directiva de cada Fondo administra los negocios y asuntos de ese Fondo y toma las medidas necesarias en todos los asuntos no reservados para los accionistas, incluso la eleccion anual de funcionarios del Fondo, quienes ejecutan todas las ordenes y resoluciones de la Junta Directiva y desempenan todas las funciones relacionadas con la administracion cotidiana de los asuntos del Fondo.

---------------------------------------------------
                           SERVICIOS ADMINISTRATIVOS

    HL Advisors funge como administrador de inversiones de cada Fondo de conformidad con acuerdos escritos celebrados entre HL Advisors y cada Fondo. De conformidad con tales acuerdos, HL Advisors tiene responsabilidad general de supervision de las inversiones de cada Fondo. Ademas, Hartford Life Insurance Company ("Hartford Life"), una afiliada de HL Advisors, proporciona personal administrativo, servicios, equipo e instalaciones y espacio de oficina para la adecuada operacion de los Fondos. HL Advisors ha contratado a Wellington Management para el proporcionamiento de servicios cotidianos de administracion de inversiones del Capital Appreciation Fund, el Dividend and Growth Fund, el International Opportunities Fund, el Small Company Fund, el Stock Fund, el Advisers Fund y el International Advisers Fund. Ademas, HL Advisors ha contratado a HIMCO para que proporcione servicios cotidianos de administracion de inversiones y otros servicios para el Bond Fund, el Index Fund, el Mortgage Securities Fund, el U.S. Government Money Market Fund y el Money Market Fund. Cada Fondo paga honorarios a HL Advisors, una porcion de los cuales puede ser usada para compensar a Wellington Management o a HIMCO.

    Por servicios prestados a los Fondos, HL Advisors cobra honorarios mensuales basados en las siguientes tarifas anuales segun se aplican al promedio del valor diariamente calculado de los activos netos de los Fondos.

28                                                         HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------

 INDEX FUND

VALOR DE LOS ACTIVOS NETOS                           TARIFA ANUAL
---------------------------------------------------  ------------
Todos los activos                                         0.200%

 MORTGAGE SECURITIES FUND, MONEY MARKET FUND Y U.S. GOVERNMENT MONEY MARKET FUND

VALOR DE LOS ACTIVOS NETOS                           TARIFA ANUAL
---------------------------------------------------  ------------
Todos los activos                                         0.250%

 BOND FUND Y STOCK FUND

VALOR DE LOS ACTIVOS NETOS                           TARIFA ANUAL
---------------------------------------------------  ------------
Primeros $250,000,000                                     0.325%
Siguientes $250,000,000                                   0.300%
Siguientes $500,000,000                                   0.275%
Cantidad superior a los $1 mil millones                   0.250%

 CAPITAL APPRECIATION FUND, DIVIDEND AND GROWTH FUND, INTERNATIONAL OPPORTUNITIES FUND, SMALL COMPANY FUND, ADVISERS FUND E INTERNATIONAL ADVISERS FUND

VALOR DE LOS ACTIVOS NETOS                           TARIFA ANUAL
---------------------------------------------------  ------------
Primeros $250,000000                                      0.575%
Siguientes $250,000,000                                   0.525%
Siguientes $500,000,000                                   0.475%
Cantidad superior a los $1 mil millones                   0.425%

    Bajo los terminos de los Acuerdos de Administracion de Inversiones, HL Advisors, en sujecion a la supervision de la Junta Directiva de los Fondos, proporciona supervision de administracion de inversiones a cada Fondo de conformidad con los objetivos de inversion, las politicas y las restricciones de los Fondos.

    Para 1996, los honorarios administrativos (que incluyen honorarios de administracion y asesoria) por cada Fondo, como un porcentaje del promedio del activo neto, fueron los siguientes:

                                                     % DEL ACTIVO
                                                     ------------
Capital Appreciation Fund                                  0.63%
Dividend and Growth Fund                                   0.71%
Index Fund                                                 0.37%
International Opportunities Fund                           0.69%
Small Company Fund(1)                                      0.58%
Stock Fund                                                 0.44%
Advisers Fund                                              0.62%
International Advisers Fund                                0.75%
Bond Fund                                                  0.49%
Mortgage Securities Fund                                   0.42%
Money Market Fund                                          0.42%
U.S. Government Money Market Fund                          0.42%

(1) Porcion de los honorarios administrativos no cobrados en 1996

    HL Advisors, Hartford Plaza, Hartford, Connecticut 06115, es una subsidiaria de propiedad total de Hartford Life y fue organizada bajo las leyes del Estado de Connecticut en 1981. Una subsidiaria de propiedad total de HL Investment Advisors, Hartford Investment Financial Services Company sirve como asesor de inversiones a varios otros Fondos patrocinados por Hartford Life que tambien estan registrados con la SEC. Hartford Life es un subsidiaria de propiedad mayoritaria de Hartford Fire Insurance Company, una de las mas grandes empresas aseguradoras con lineas multiples de los Estados Unidos. Hartford Fire Insurance Company es una subsidiaria de The Hartford Financial Services Group, Inc.

    Ciertos funcionarios de los Fondos son tambien funcionarios y/o directores de HL Advisors y HIMCO: Joseph H. Gareau es un Director y el Presidente de HL Advisors y HIMCO; Andrew W. Kohnke es un Director Administrativo y un Director de HL Advisors y HIMCO; y C. Michael O'Halloran es un Director, Secretario y Asesor Legal General de HL Advisors y HIMCO.

---------------------------------------------------
                           SUBASESORIA DE INVERSION Y
                                OTROS SERVICIOS

    Wellington Management sirve como subasesor del Capital Appreciation Fund, del Dividend and Growth Fund, del International Opportunities Fund, del Small Company Fund, del Stock Fund, del Advisers Fund, y del International Advisers Fund de conformidad con contratos escritos celebrados entre HL Advisors y Wellington Management. Ademas, HIMCO proporciona servicios administrativos de inversion cotidianos a HL Advisors a favor del Index Fund, del Mortgage Securities Fund, del Bond Fund, del U.S. Government Money Market Fund y del HVA Money Market Fund de conformidad con acuerdos escritos entre HL Advisors y HIMCO.

    En conexion con los servicios proporcionados a los Fondos, Wellington Management y HIMCO hacen todas las determinaciones con respecto a la compra y venta de valores bursatiles de cartera (en sujecion a los terminos y condiciones de los objetivos, politicas y restricciones de inversion de los Fondos y la supervision general de la Junta Directiva del Fondo y de HL Advisors) y coloca, a nombre de los Fondos, todas las ordenes de ejecucion de las transacciones de cartera de estos Fondos. En conjunto con tales actividades, Wellington Management y HIMCO regularmente proporcionan informes a la Junta Directiva del Fondo con respecto a proyecciones economicas, estrategia de inversion, actividad de cartera y desempeno de los Fondos.

    Por los servicios prestados a los Fondos asesorados por Wellington Management, Wellington Management cobra honorarios trimestrales a HL Advisors. Los Fondos no pagan a Wellington Management honorarios ni ninguna parte de los mismos, ni tampoco tienen los Fondos ninguna obligacion o responsabilidad de hacerlo. Los honorarios trimestrales de Wellington Management se basan en la siguientes tarifas anuales segun se aplican al promedio diariamente calculado del valor del activo neto de cada Fondo.

HARTFORD MUTUAL FUNDS                                                         29
--------------------------------------------------------------------------------

 DIVIDEND AND GROWTH FUND, STOCK FUND Y
ADVISERS FUND

VALOR DE LOS ACTIVOS NETOS                           TARIFA ANUAL
---------------------------------------------------  ------------
Primeros $50,000,000                                      0.325%
Siguientes $100,000,000                                   0.250%
Siguientes $350,000,000                                   0.200%
Cantidad superior a $500,000,000                          0.150%

 CAPITAL APPRECIATION FUND, INTERNATIONAL OPPORTUNITIES FUND, SMALL COMPANY FUND E INTERNATIONAL ADVISERS FUND

VALOR DE LOS ACTIVOS NETOS                           TARIFA ANUAL
---------------------------------------------------  ------------
Primeros $50,000,000                                      0.400%
Siguientes $100,000,000                                   0.300%
Siguientes $350,000,000                                   0.250%
Cantidad superior a $500,000,000                          0.200%

    Wellington Management es una compania profesional de asesoria de inversiones que proporciona servicios de inversion a companias de inversiones, planes de beneficios de empleados, dotaciones, fundaciones y otras instituciones e individuos. Wellington Management y sus organizaciones predecesoras han proporcionado servicios de asesoria de inversion desde 1928. A partir del 31 de diciembre de 1996, Wellington Management ha tenido autoridad administrativa discrecional con respecto a aproximadamente $133 mil millones de activos de sus clientes. Wellington Management, 75 State Street, Boston, MA 02109, es una sociedad de responsabilidad limitada de Massachusetts, de la cual las siguientes personas son socios administradores: Robert W. Doran, Duncan M. McFarland y John
R. Ryan.

    HIMCO es una compania profesional de administracion de dinero que ofrece servicios a companias de inversion, a planes de beneficios de empleados y a sus cuentas de companias de seguros afiliadas. HIMCO fue constituida en 1996 y es una subsidiaria de propiedad total de The Hartford. En su calidad de afiliada corporativa de HL Advisors, HIMCO recibe reembolso de parte de HL Advisors de los costos que incurre en la prestacion de tales servicios.

---------------------------------------------------
                           ADMINISTRADORES DE CARTERA

    Saul J. Pannell, Vicepresidente Senior de Wellington Management, funge como administrador de cartera del Capital Appreciation Fund. El senor Pannell ha sido administrador de cartera de Wellington Management desde 1979.

    Laurie A. Gabriel, CFA y Vicepresidente Senior de Wellington Management, funge como administradora de cartera del Dividend and Growth Fund. La senora Gabriel comenzo a trabajar con Wellington Management en 1976. Ha sido analista de investigaciones cuantitativas de Wellington Management desde 1986, y asumio responsabilidades de administradora de cartera en 1987.

    El International Opportunities Fund es administrado por el Global Equity Strategy Group de Wellington Management, encabezado por Trond Skramstad, Vicepresidente Senior de Wellington Management. El Global Equity Strategy Group se compone de administradores de carteras globales y profesionales de inversion experimentados. Ninguna persona o personas son responsables principales de hacer recomendaciones a, ni dentro del Global Equity Strategy Group. Antes de comenzar a trabajar con Wellington Management en 1993, el senor Skramstad fue administrador de la cartera patrimonial global de Scudder, Stevens & Clark desde 1990.

    Kenneth L. Abrams, Vicepresidente Senior de Wellington Management, funge como administrador de cartera del Small Company Fund. El senor Abrams ha sido analista de investigaciones de companias incipientes de Wellington Management desde 1986 y ha sido administrador de cartera de Wellington Management desde 1990.

    Rand L. Alexander, Vicepresidente Senior de Wellington Management, funge como administrador de cartera del Stock Fund. El senor Alexander ha sido administrador de cartera de Wellington Management desde 1990.

    Paul D. Kaplan, Vicepresidente Senior de Wellington Management, funge como administrador de cartera del Advisers Fund. El senor Kaplan administra el componente de ingresos fijos del Advisers Fund. Ha sido administrador de cartera de Wellington Management desde 1982. Rand L. Alexander, administrador de cartera del Stock Fund, administra el componente patrimonial del Advisers Fund.

    El componente patrimonial del International Advisers Fund es administrado por el Global Equity Strategy Group de Wellington Management, encabezado por Trond Skramstad. El componente de deudas del International Advisers Fund es administrado por Robert Evans, Vicepresidente de Wellington Management. Antes de comenzar a trabajar con Wellington Management como administrador de cartera en 1995, el Senor Evans fue administrador Senior de la Cartera de Ingreso Fijo Global de Pacific Investment Management Company desde 1991 hasta 1994, y del Departamento de Ingreso Fijo Global de Lehman Brothers International en Londres, Inglaterra y en la ciudad de New York, New York desde 1985 a 1990.

    El Bond Fund es administrado por Alison D. Granger. La senora Granger, Vicepresidente Senior de HIMCO, comenzo a trabajar con The Hartford en 1993 como Comercializadora Senior de bonos corporativos. Llego a ser Directora de Comercializacion en 1994 y administradora de cartera en 1995. Antes de comenzar a trabajar con The

30                                                         HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------

Hartford, la senora Granger fue administradora de cartera de bonos corporativos de The Home Insurance Company y de Axe-Houghton Management. La senora Granger posee un CFA y tiene mas de dieciseis anos de experiencia en inversiones de ingreso fijo.

    The Mortgage Securities Fund es administrado por Timothy J. Wilhide. El senor Wilhide es administrador de cartera y Vicepresidente Senior de HIMCO. Cuenta con diecisiete anos de experiencia en los mercados de ingreso fijo. Antes de comenzar a trabajar con The Hartford en Junio de 1994, el senor Wilhide fue Vicepresidente y Administrador de Ingreso Fijo de J.P. Morgan & Co. Obtuvo su licenciatura en la Universidad Gannon y su maestria en administracion de empresas en la Universidad de Delaware.

---------------------------------------------------
                             MOVIMIENTO DE CARTERAS

    Cada Fondo puede vender una inversion de cartera poco despues de su adquisicion si HIMCO y/o Wellington Management creen que tal accion reportaria los mayores beneficios al Fondo. Para el ano fiscal terminado el 31 de diciembre de 1996, la tasa de movimiento de cartera de cada Fondo era menor del 100%, con la excepcion del Bond Fund y del Mortgage Securities Fund que tenian tasas del 212% y del 201% respectivamente. Una tasa alta de movimiento de cartera involucra correspondientemente mayores gastos de corretaje y otros costos de transacciones, los cuales finalmente tienen que ser transferidos a los accionistas de un Fondo. El movimiento intenso de una cartera puede causar la realizacion de ganancias de capital substanciales.

---------------------------------------------------
                                   CORRETAJE

    Aunque las reglas de la National Association of Securities Dealers, Inc. prohiben que sus miembros procuren ordenes para la ejecucion de transacciones de cartera de companias de inversion en base a sus ventas de acciones de companias de inversion, bajo tales reglas, las ventas de acciones de companias de inversion pueden considerarse en la seleccion de agentes para efectuar las transacciones de cartera. De conformidad con lo anterior, algunas transacciones de cartera son, en sujecion a tales reglas y a la obtencion de los mejores precios y ejecuciones, efectuadas mediante corredores de bolsa que venden acciones del Fondo. HIMCO o Wellington Management tambien pueden seleccionar a un agente-cambista afiliado para ejecutar transacciones por el Fondo, siempre y cuando las comisiones, honorarios u otra remuneracion pagada a tal agente afiliado sea razonable y justa en comparacion con la que se paga a agentes no afiliados por transacciones comparables.

---------------------------------------------------
                           SERVICIOS ADMINISTRATIVOS
                                PARA LOS FONDOS

    Un Acuerdo de Servicios Administrativos entre cada Fondo y Hartford Life administrara las transacciones comerciales y proporcionara servicios administrativos a cada Fondo. Bajo los terminos de este acuerdo, Hartford Life proporcionara lo siguiente: personal administrativo, servicios, equipo e instalaciones y espacio de oficina para la apropiada operacion de los Fondos. Hartford Life tambien ha acordado hacer arreglos para el proporcionamiento de servicios adicionales necesarios para la apropiada operacion de los Fondos, aunque los Fondos pagan estos servicios directamente. Vease "Gastos de los Fondos". Como compensacion por los servicios brindados por Hartford Life, cada Fondo paga a Hartford Life, tan pronto como es posible despues del ultimo dia de cada mes, honorarios mensuales equivalentes a la tasa anual de .175% del promedio diario de los activos netos del Fondo.

---------------------------------------------------
                              GASTOS DE LOS FONDOS

    Cada Fondo asume y paga los siguientes costos y gastos: intereses; impuestos; corretaje (el cual se puede pagar a agentes-cambistas afiliados); costos de preparacion, impresion y presentacion de cualquier modificacion o suplemento a los formularios de registro de cada Fondo y de sus valores bursatiles; todos los registros, calificaciones y costos y honorarios de presentacion federales y estatales, (con la excepcion de los costos y honorarios iniciales, que seran absorbidos por Hartford Life), emision y rescate de gastos, costos y gastos de agencias de transferencia y de agencias de pago de dividendos y distribuciones; honorarios y gastos de custodia; gastos de contabilidad, auditoria y legales; primas de seguro contra el robo de empleados y otras; honorarios y salarios de directores, funcionarios y empleados de cada Fondo que no sean los que son tambien funcionarios de Hartford Life o de sus afiliadas; cuotas de afiliacion en la industria; todos los informes y prospectos anuales y semianuales enviados por correo a cada accionista del Fondo asi como todos los informes trimestrales, anuales y de cualquier otro periodo que se exige que sean presentados ante la SEC o ante cualquier estado; todos los avisos exigidos por una autoridad regulatoria federal o estatal, y cualquier material de solicitacion de carta poder dirigida a los accionistas de cada Fondo asi como todos los costos de impresion, correo y tabulacion incurridos en conexion con los costos anteriormente mencionados, y cualquier gasto incurrido en conexion con la realizacion de reuniones de los accionistas de cada Fondo y otros gastos miscelaneos relacionados directamente con las operaciones e intereses del Fondo.

HARTFORD MUTUAL FUNDS                                                         31
--------------------------------------------------------------------------------

    Los gastos totales de cada Fondo, incluso los honorarios de asesoria administrativa y de inversiones de 1996 como porcentaje del promedio del activo neto de los Fondos fueron los siguientes:

                                                 % DE LOS ACTIVOS
                                                 ----------------
Capital Appreciation Fund                                0.65%
Dividend and Growth Fund                                 0.73%
Index Fund                                               0.39%
International Opportunities Fund                         0.79%
Small Company Fund                                       0.72%
Stock Fund                                               0.46%
Advisers Fund                                            0.63%
International Advisers Fund                              0.96%
Bond Fund                                                0.52%
Mortgage Securities Fund                                 0.45%
Money Market Fund                                        0.44%
U.S. Government Money Market Fund                        0.58%

---------------------------------------------------
                            INFORMACION RELACIONADA
                                CON EL DESEMPENO

    Los Fondos pueden anunciar cierta informacion relacionada con su desempeno. La informacion de desempeno en cuanto a un Fondo se basa unicamente en el desempeno pasado del Fondo y no indica su desempeno futuro.

    Cada Fondo puede incluir su rendimiento total en sus anuncios u otros materiales de venta. Cuando un Fondo anuncia su rendimiento total, usualmente es calculado para un ano, cinco anos y diez anos, u otros periodos relevantes si el Fondo no ha existido por lo menos por diez anos. El rendimiento total se mide mediante la comparacion del valor de una inversion en el Fondo al comienzo del periodo relevante con el valor de la inversion al final del periodo (asumiendo la reinversion inmediata de cualquier dividendo o distribuciones de ganancias de capital).

    El U.S. Government Money Market Fund y el Money Market Fund pueden anunciar su rentabilidad y su rentabilidad efectiva. La rentabilidad de cada uno de esos Fondos se basa en las utilidades percibidas por el Fondo a lo largo de un periodo de siete dias, utilidades que son luego anualizadas; en otras palabras, se asume que las utilidades percibidas en el periodo han de ser percibidas cada siete dias a lo largo de un periodo de 52 semanas y se presentan como un porcentaje de la inversion. La rentabilidad efectiva se calcula similarmente, pero cuando es anualizada se asume que las utilidades percibidas por la inversion han de ser reinvertidas en acciones del Fondo y de este modo compuestas en el curso de un periodo de 52 semanas.

---------------------------------------------------
                                   DIVIDENDOS

    Los accionistas de cada Fondo tendran derecho a recibir los dividendos que declare la Junta Directiva de cada Fondo, de cuando en cuando, en base al desempeno de la inversion de los activos que componen la cartera de ese Fondo. La politica con respecto a cada Fondo, con la excepcion del U.S. Government Money Market Fund y del Money Market Fund, es pagar dividendos de las utilidades de inversion netas y hacer distribuciones de las ganancias de capital realizadas, si las hay, por lo menos una vez al ano. El U.S. Government Money Market Fund y el Money Market Fund declaran dividendos diariamente y los pagan mensualmente.

    Tales dividendos y distribuciones son automaticamente invertidos cada mes en acciones completas o fraccionarias adicionales el ultimo dia laborable de cada mes al valor del activo neto por accion en esa fecha. Tambien se hacen preparativos para pagar tales dividendos y distribuciones en efectivo si asi se solicita. Tales dividendos y distribuciones se pagan en efectivo o en acciones completas o fraccionarias en el Fondo a su valor de activo neto.

---------------------------------------------------
                               DETERMINACION DEL
                             VALOR DE ACTIVOS NETOS

    El valor del activo neto por accion se determina para cada Fondo al cierre de la Bolsa de Valores de New York, NYSE (normalmente las 4:00 p.m., Hora del
Este) en cada dia laborable regular (segun se definio anteriormente) mediante la division del valor de los activos netos del Fondo entre el numero de acciones en circulacion. Los activos de cada Fondo (con la excepcion de los Fondos del mercado monetario) se valoran principalmente en base a las cotizaciones del mercado. Si las cotizaciones no se encuentran disponibles inmediatamente, los activos se valoran usando un metodo que la Junta Directiva cree que refleja en forma precisa su valor justo. Los activos del Money Market Fund y del U.S. Government Money Market Fund se valoran a su costo amortizado de conformidad con los procedimientos establecidos por la Junta Directiva. Los valores bursatiles extranjeros se valoran en base a las cotizaciones del mercado primario en que se comercializan, y son convertidos de la moneda local en dolares de los EE.UU. usando las tasas de cambio vigentes. Con respecto a todos los Fondos, las inversiones a corto plazo que se vencen en sesenta dias o menos son tambien valoradas a su costo amortizado, el cual se aproxima al valor del mercado.

32                                                         HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------

---------------------------------------------------
                          COMPRA DE ACCIONES DEL FONDO

    Las acciones del Fondo se ofrecen para servir como vehiculos subyacentes de inversion para cuentas separadas de anualidades y seguro de vida variable de The Hartford Life Insurance Companies. Las acciones de los Fondos se venden sin sobreprima a sus valores de activo neto. Vease "Determinacion del valor del Activo Neto" y "Venta y Rescate de Acciones".

    Cabe esperar que en el futuro pueda ser ventajoso para las cuentas separadas de anualidades variables y para las cuentas separadas de seguro de vida variable invertir simultaneamente en los Fondos. Aunque The Hartford Life Insurance Companies y los Fondos actualmente no preven ninguna de tales desventajas para los propietarios de contratos de anualidades variables ni para los propietarios de polizas de seguro de vida variable, la Junta Directiva de cada Fondo tiene la intencion de observar los eventos a fin de identificar cualquier conflicto considerable entre los propietarios de tal contrato y los propietarios de polizas y para determinar que medida, si la hubiese, deberia tomarse como respuesta a tal situacion.

    Si la Junta Directiva de un Fondo llegara a la conclusion de que se deben establecer Fondos separados para las cuentas de seguro de vida variable y de anualidades variables, los tenedores de contratos de seguro de vida variable y de anualidades variables no tendrian que costear ningun gasto relacionado con el establecimiento de tales Fondos separados.

---------------------------------------------------
                                VENTA Y RESCATE
                                  DE ACCIONES

    Las acciones de cada Fondo son vendidas y rescatadas por el Fondo a su valor de activo neto determinado despues del recibo de una orden de compra o rescate en buena forma, por escrito, en su oficina central, P.O. Box 2999, Hartford, CT 06104-2999. El valor de las acciones rescatadas puede ser mayor o menor que el costo original, segun el valor de mercado de los valores bursatiles de cartera al momento del rescate. El pago de las acciones rescatadas se hara dentro de siete dias despues que la solicitud de rescate sea recibida en forma apropiada por los Fondos. Sin embargo, el derecho a redimir acciones del Fondo puede ser suspendido o su pago pospuesto por cualquier periodo durante el cual: (1) el intercambio entre NYSE se cierre en dias que no sean fines de semana ni dias festivos; (2) exista una emergencia, segun lo determina la SEC, como resultado de lo cual (a) la conversion de parte de un Fondo de valores bursatiles de su propiedad no sea razonablemente practicable, o (b) no sea razonablemente practicable que un Fondo determine justamente el valor de sus activos netos; (3) La SEC, mediante sus ordenes, asi lo permita para la proteccion de los accionistas de los Fondos.

---------------------------------------------------
                              IMPUESTOS FEDERALES
                                 SOBRE LA RENTA

    Cada Fondo ha elegido y tiene la intencion de calificar bajo el Subcapitulo M del Codigo. Cada Fondo tiene la intencion de distribuir todas sus utilidades y ganancias netas a sus accionistas. Tales distribuciones son ganancias de capital y utilidades gravables. Cada Fondo informara a sus accionistas en cuanto a la cantidad y naturaleza de tales utilidades y ganancias. Cada Fondo podra estar sujeto a un 4% de impuesto no deducible sobre el consumo, asi como a un impuesto sobre la renta medido con respecto a ciertas cantidades no distribuidas de ingresos y ganancias de capital. Cada Fondo espera realizar tales distribuciones adicionales de utilidades de inversion netas puesto que son necesarias para evitar la aplicacion de estos impuestos. Para ver una discusion de las implicaciones tributarias de una compra o venta de acciones de los Fondos por el asegurador, se debe consultar la seccion titulada "Consideraciones de Tributacion Federal" en el prospecto de la cuenta separada correspondiente.

    De ser elegible, cada Fondo puede hacer la eleccion de hacer llegar a sus accionistas The Hartford Life Insurance Companies, un credito por cualquier impuesto extranjero pagado durante el ano. Si se hace tal eleccion, el traspaso de dicho credito tributario extranjero causara utilidades gravables e impuesto sobre la renta adicionales a The Hartford Life Insurance Companies. La cantidad de impuestos adicionales podria ser mas de lo suficiente para compensar los creditos tributarios extranjeros transferidos. Estos creditos tributarios extranjeros pueden proporcionar un beneficio a The Hartford Life Insurance Companies.

---------------------------------------------------
                           PROPIEDAD Y CAPITALIZACION
                                 DE LOS FONDOS

--------------------------------
                              ACCIONES DE CAPITAL

    A la fecha de este prospecto, las acciones de capital autorizadas de los Fondos se componian de las siguientes acciones con valor a la par de US$0.10 por accion: Capital Appreciation Fund, 2 mil millones; Dividend and Growth Fund, 2 mil millones; Index Fund, mil millones; International Opportunities Fund, 1.5 mil millones; Small Company Fund, 750 millones; Stock Fund, 2 mil millones; Advisers Fund, 5 mil millones; International Advisers Fund, 750 millones; Bond Fund, 800 millones; Mortgage Securities

HARTFORD MUTUAL FUNDS                                                         33
--------------------------------------------------------------------------------

Fund, 800 millones; Money Market Fund, 1.3 mil millones; and U.S. Government Money Market Fund, 100 millones.

    Al 31 de diciembre de 1996, HIMCO era propietaria de 3,000,000 de acciones (7.5%) del Small Company Fund.

    Al 31 de diciembre de 1996, ciertos contratos de pensiones colectivas de Hartford Life tenian intereses directos en acciones de los Fondos de la siguiente manera:

                                            ACCIONES        %
                                          ------------  ---------
Hartford Index Fund, Inc................    16,432,999      6.30%
Hartford Mortgage Securities Fund,
 Inc....................................    17,408,850      5.65%
Hartford Capital Appreciation Fund,
 Inc....................................    15,519,596      1.79%
Hartford International Opportunities
 Fund, Inc..............................     7,835,802      1.11%
Hartford Advisers Fund, Inc.............    18,752,510      0.69%
Hartford Dividend & Growth Fund, Inc....       443,556      0.08%
Hartford Small Company Fund, Inc........        28,535      0.07%
Hartford International Advisers Fund,
 Inc....................................        27,096      0.03%
Hartford Stock Fund, Inc................        92,167      0.01%
Hartford Bond Fund, Inc.................        47,060      0.01%
HVA Money Market Fund, Inc..............        31,633      0.01%

---------------------------------------------------
                                    VOTACION

    Cada accionista tendra derecho a un voto por cada accion de los Fondos que posea, con relacion a todos los asuntos presentados generalmente ante los accionistas. Con respecto a las acciones de los Fondos, emitidas segun se describio anteriormente bajo "Compra de Acciones del Fondo", asi como las acciones de Fondos que de otro modo no son atribuibles a propietarios de contratos de anualidad variable o a los tenedores de polizas de seguro variable, The Hartford Life Insurance Companies seran los accionistas de registro. Cada una de The Hartford Life Insurance Companies votara por todas las acciones del Fondo, prorrateadas, de conformidad con las instrucciones escritas de los propietarios de los contratos de anualidad variable y de los tenedores de polizas de los contratos de seguro de vida variable emitidos por el mismo usando los Fondos como vehiculos de inversion. Esta posicion esta en armonia con la politica del personal de la SEC.

---------------------------------------------------
                                 OTROS DERECHOS

    Cada accion del Fondo, cuando sea emitida y pagada de conformidad con los terminos de la oferta, quedara completamente pagada y no sujeta a contribucion. Las acciones de los Fondos no tienen derechos de prioridad en la compra, de suscripcion ni conversion, y son rescatables segun se estipula bajo "Venta y Rescate de Acciones". Al liquidarse un Fondo, los accionistas de dicho Fondo tendran derecho a compartir, en bases de prorrateo, todos los activos del Fondo despues del cumplimiento de todas las responsabilidades y pago de los gastos de liquidacion.

---------------------------------------------------
                              INFORMACION GENERAL

--------------------------------
                           INFORMES A LOS ACCIONISTAS

    Los Fondos emitiran informes semianuales no auditados que muestren las inversiones actuales en cada Fondo y otra informacion y estados financieros anuales examinados por auditores independientes de los Fondos.

---------------------------------------------------
                              CUSTODIO Y AGENTE DE
                                TRANSFERENCIAS Y
                               PAGO DE DIVIDENDOS

    State Street Bank and Trust Company, Boston, Massachusetts, funge como Custodio de los activos de los Fondos. Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999, funge como Agente de Transferencias y Dividendos de los Fondos.

---------------------------------------------------
                       PROCEDIMIENTOS LEGALES PENDIENTES

    A la fecha de este prospecto no hay procedimientos legales pendientes que involucren a los Fondos, HL Advisors, HIMCO o Wellington Management como una de las partes.

---------------------------------------------------
                           PETICIONES DE INFORMACION

    Este prospecto no contiene toda la informacion incluida en la Declaracion de Registro presentada ante la SEC. La Declaracion de Registro, incluso los anexos presentados con ella, puede ser examinada en la oficina de la SEC en Washington, D.C. Las afirmaciones que contiene el prospecto con respecto al contenido de cualquier contrato u otro documento alli mencionado no son necesariamente completas, y, en cada instancia, se hace referencia a la copia de tal contrato u otro documento presentado como anexo de la Declaracion de Registro de la cual este prospecto forma parte, siendo cada afirmacion calificada, en todo respecto por tal referencia.

    Para obtener informacion adicional, escriba a "Hartford Family of Funds", c/o Individual Annuity Operations, P.O. Box 2999, Hartford, CT 06104-2999.

34                                                         HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------

-------------------------------------------
                                   APENDICE A

    La informacion clasificatoria que se presenta a continuacion describe la manera en que los servicios de clasificacion mencionados clasifican actualmente los valores bursatiles descritos. No se confia en las firmas clasificatorias como en "Expertos" segun se define este termino para propositos de valores bursatiles. Mas bien, la confianza depositada en esta informacion se basa en el hecho de que tales clasificaciones han llegado a ser generalmente aceptadas en el negocio de las inversiones.

---------------------------------------------------
                             CLASIFICACION DE BONOS

    Moody's Investors Service, Inc. ("Moody's")

    Aaa -- Los bonos clasificados como Aaa son considerados los de mejor calidad. Ofrecen el menor grado de riesgo de inversion y generalmente se conocen como "gilt edge" (valores del Estado). Los pagos de intereses estan protegidos por un margen amplio o excepcionalmente estable, y el capital esta seguro. Aunque los diversos elementos protectores posiblemente cambien, tales cambios, segun pueden ser visualizados, tienen menos posibilidades de deteriorar la posicion fundamentalmente solida de tales emisiones.

    Aa -- Los bonos clasificados como Aa son considerados como de alta calidad en todos los aspectos. Junto con el grupo Aaa forman lo que generalmente se conoce como bonos de primera clase. Son clasificados como inferiores a los mejores bonos debido a que sus margenes de proteccion podrian no ser tan amplios como los de los valores Aaa o la fluctuacion de sus elementos protectores podria ser de mayor amplitud o pueden existir otros elementos que hacen que el riesgo a largo plazo parezca un tanto mayor que el de los valores Aaa.

    A -- Los bonos clasificados como A poseen muchos atributos de inversion favorables y deben considerarse como obligaciones de clase media superior. Los factores que brindan seguridad al capital y a los intereses se consideran adecuados pero pueden existir elementos que sugieren susceptibilidad al deterioro de su solidez en algun tiempo futuro.

    Baa -- Los bonos clasificados como Baa se consideran como obligaciones de clase media, en otras palabras, no estan altamente protegidos ni pobremente asegurados. Los pagos de intereses y la seguridad del capital parecen ser adecuados en el presente, pero ciertos elementos protectores pueden estar faltando o pueden ser caracteristicamente inconstantes a lo largo de cualquier periodo de tiempo extenso. A tales bonos les faltan caracteristicas de inversion sobresalientes y, de hecho, tienen tambien caracteristicas especulativas.

    Ba -- Los bonos que se clasifican como Ba se consideran como que tienen elementos especulativos; su futuro no puede considerarse tan bien asegurado. A menudo, la proteccion de los pagos de intereses y capital puede ser muy moderada y por lo tanto no estaran bien resguardados durante tiempos buenos y malos en el futuro. La inseguridad de posicion caracteriza a los bonos de esta clase.

    B -- Los bonos clasificados como B generalmente no poseen caracteristicas deseables de inversion. La seguridad de los pagos de intereses y capital o del mantenimiento de otros terminos del contrato durante cualquier periodo de tiempo largo puede ser pequena.

    Caa -- Los bonos clasificados como Caa son de mala calidad. Tales emisiones pueden estar en incumplimiento o pueden existir elementos de peligro con respecto al capital o los intereses.

    Ca -- Los bonos clasificados como Ca representan obligaciones con un alto grado de especulacion. Tales emisiones a menudo estan en incumplimiento o tienen otras desventajas marcadas.

    C -- Los bonos clasificados como C son la clase de bonos de clasificacion mas baja y las emisiones asi clasificadas pueden considerarse como que tienen posibilidades extremadamente bajas de lograr alguna vez una buena posicion de inversion.

    Standard & Poor's Corporation ("Standard & Poor's")

    AAA -- Los bonos clasificados como AAA son las obligaciones de clase mas alta. Su capacidad para pagar intereses y capital es extremadamente solida.

    AA -- Los bonos clasificados como AA tienen una capacidad muy fuerte para pagar intereses y capital y difieren de las emisiones AAA unicamente en un grado pequeno.

    A -- Los bonos clasificados como A tienen una capacidad muy fuerte para pagar intereses y capital, aunque son un tanto mas susceptibles a la fuerza de inversion considerable, no estan completamente libres de los efectos adversos de los cambios en circunstancias y condiciones economicas como la deuda de las categorias clasificadas como las mas altas.

    BBB -- Los bonos clasificados como BBB se consideran como que tienen una capacidad adecuada para pagar intereses y capital. Aunque normalmente exhiben parametros de proteccion adecuados, las condiciones economicas adversas o las circunstancias cambiantes tienen mayores posibilidades de causar el debilitamiento de la capacidad para pagar intereses y capital de las deudas de esta categoria que las de categorias de clasificacion mas alta.

HARTFORD MUTUAL FUNDS                                                         35
--------------------------------------------------------------------------------

    BB, B, CCC, CC, C -- La deuda clasificada como BB, B, CCC, CC y C se considera, en esencia, como predominantemente especulativa con respecto a la capacidad del emisor para pagar intereses y capital de conformidad con los terminos de la obligacion. Aunque tal deuda posiblemente tenga alguna calidad y caracteristicas protectoras, estas son opacadas por enormes inseguridades o grandes exposiciones de riesgo a condiciones adversas.

---------------------------------------------------
                      CLASIFICACION DE EFECTOS COMERCIALES

    Las compras de valores bursatiles de deuda corporativa usadas para inversiones a largo plazo, generalmente denominados efectos comerciales, se limitaran a las dos clases superiores de Moody's, Standard & Poor's, Duff & Phelps, Fitch Investor Services and Thomson Bank Watch u otros servicios clasificatorios de NRSRO (Organizaciones Clasificadoras Estadisticas Reconocidas Nacionalmente) y seran valores bursatiles elegibles bajo la regla 2a-7.

    MOODY'S

    Los emisores clasificados como Preferente-1 (o sus instituciones de apoyo relacionadas) poseen una capacidad superior para pagar obligaciones promisorias a corto plazo. La capacidad de pago Preferente-1 normalmente es evidenciada por las siguientes caracteristicas:

    - Posiciones lideres de mercado en industrias bien establecidas.

    - Altas tasas de rendimiento en los Fondos empleados.

    - Estructuras de capitalizacion conservadoras con dependencia moderada en deudas y amplia proteccion de activos.

    - Amplios margenes de cobertura de utilidades de cargos financieros fijos y alta generacion interna de efectivo.

    - Acceso bien establecido a una gama de mercados financieros y fuentes aseguradas de liquidez alterna.

    Los emisores clasificados como Preferente-2 (o sus instituciones de apoyo relacionadas) poseen una fuerte capacidad para pagar obligaciones promisorias a corto plazo. Esto normalmente es evidenciado por muchas de las caracteristicas arriba mencionadas, pero en grado menor. Las tendencias de utilidades y las proporciones de cobertura, aunque son razonables, se ven mas sujetas a la variacion. Las caracteristicas de capitalizacion, aunque aun son apropiadas, pueden verse mas afectadas por condiciones externas. Se mantiene una amplia liquidez alterna.

    Los emisores clasificados como Preferente-3 (o sus instituciones de apoyo relacionadas) poseen una capacidad aceptable para pagar obligaciones promisorias a corto plazo. El efecto de las caracteristicas de la industria y de la composicion del mercado puede ser mas pronunciado. La variabilidad en las utilidades y la rentabilidad puede causar cambios en las medidas del nivel de proteccion y el requisito de un apalancamiento financiero relativamente alto. Se mantiene una adecuada liquidez alterna.

    Los emisores que no son clasificados como Preferentes no caben dentro de ninguna de las categorias de clasificacion Preferente.

    STANDARD & POOR'S

    La fuerza o debilidad relativa de los siguientes factores determina si los efectos comerciales del emisor se clasifican como A-1 o A-2.

    - Las proporciones de liquidez son adecuadas para cumplir los requisitos de efectivo.

    Las proporciones de liquidez son basicamente las siguientes, clasificadas por el tipo de emisor:

    Compania Industrial: prueba del acido, flujo de fondos como porcentaje del pasivo circulante, deuda a corto plazo como porcentaje del pasivo circulante, deuda a corto plazo como porcentaje del activo circulante.

    Servicios Publicos: pasivo circulante como porcentaje de ingresos, flujo de fondos como porcentaje del pasivo circulante, deuda a corto plazo como porcentaje de la capitalizacion.

    Compania Financiera: prueba del acido, pasivo circulante como porcentaje de las cuentas por cobrar netas, pasivo circulante como porcentaje del pasivo total.

    - La clasificacion de la deuda principal a largo plazo es "A" o mejor; en algunos casos se pueden otorgar creditos "BB" si otros factores superan el "BBB".

    - El emisor tiene acceso por lo menos a dos canales adicionales de prestamos.

    - Las utilidades basicas y el flujo de fondos tienen una tendencia a subir y se han creado reservas para circunstancias inusuales.

    - Tipicamente, la industria del emisor esta bien establecida y el emisor tiene una posicion solida dentro de su industria.

    - La confiabilidad y calidad de la administracion es incuestionable.

36                                                         HARTFORD MUTUAL FUNDS
--------------------------------------------------------------------------------

---------------------------------------------------
                                   APENDICE B

--------------------------------
                       DISTRIBUCION DE CALIDAD DE CREDITO

 HARTFORD BOND FUND

    La distribucion de calidad promedio de la cartera del Hartford Bond Fund durante el ano terminado el 31 de diciembre de 1996 segun la asignacion efectuada por Moody's Investors Services, Inc. ("Moody's") y Standard & Poor's Corporation ("Standard & Poors"), fue la siguiente:

  DISTRIBUCION                      DISTRIBUCION
   DE CALIDAD                        DE CALIDAD
  ASIGNADA POR     PORCENTAJE DE    ASIGNADA POR     PORCENTAJE DE
     MOODY'S        LA CARTERA    STANDARD & POOR'S   LA CARTERA
-----------------  -------------  -----------------  -------------
       Aaa               52.4%           AAA               52.4%
       Aa                 8.6%           AA                 7.6%
        A                 9.2%            A                13.1%
       Baa               12.6%           BBB               15.0%
       Ba                16.2%           BB                 9.6%
        B                 1.0%            B                 1.8%
 No clasificados          0.0%     No clasificados          0.6%
                   -------------                     -------------
      Total             100.0%          Total             100.0%